UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-09086

TD Asset Management USA Funds Inc.
(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019
(Address of principal executive offices) (Zip code)

David A. Hartman, TD Asset Management USA Funds Inc.
31 West 52nd Street, New York, New York10015
(Name and address of agent for service)

Registrants telephone number, including area code:212-827-7061

Date of fiscal year end:    October 31, 2008

Date of reporting period:      April 30, 2008

Item 1. Reports to Stockholders.

      Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report
April 30, 2008 (Unaudited)

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio
– Investor Class
– Premium Class
– Class A
– Select Class

TDAM U.S. Government Portfolio
– Investor Class
– Class A

TDAM Municipal Portfolio
– Investor Class
– Class A

TDAM California Municipal Money Market Portfolio
– Investor Class
– Class A

TDAM New York Municipal Money Market Portfolio
– Investor Class
– Class A

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS

George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired Chairman, President
and CEO of Dime Savings Bank
and Former President and CEO
of Dime Bancorp, Inc.

Richard W. Dalrymple	Peter B. M. Eby
President, The Kevin Scott	Corporate Director
Dalrymple Foundation

EXECUTIVE OFFICERS
David A. Hartman	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Michele R. Teichner	Eric Kleinschmidt
Chief Compliance Officer	Assistant Treasurer

David Faherty
Secretary

†	Interested Director

Service Providers

Investment Manager	Transfer Agent
& Administrator	TD AMERITRADE Clearing, Inc.
TD Asset Management USA Inc.	1005 North Ameritrade Place
31 West 52nd Street	Bellevue, NE 68005
New York, NY 10019

Independent Registered	Shareholder Servicing Agent
Public Accounting Firm	TD AMERITRADE, Inc.
Ernst & Young LLP	P.O. Box 2209
5 Times Square	Omaha, NE 68103-2209
New York, NY 10036	Client Services Department
1-800-669-3900

Custodian	Legal Counsel
The Bank of New York Mellon	Willkie Farr & Gallagher LLP
One Wall Street	787 Seventh Avenue
New York, NY 10286	New York, NY 10019

Distributor	Independent Directors Counsel
SEI Investments Distribution Co.	Morrison & Foerster LLP
One Freedom Valley Drive	2000 Pennsylvania Avenue, N.W.
Oaks, Pennsylvania 19456	Washington, DC 20006

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TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

U.S. financial markets remained unsettled during the first half of the current fiscal year which ended April 30, 2008. Equities struggled amid lingering concern that a global credit crunch triggered last summer by defaults in the U.S. subprime mortgage market might dampen economic and earnings growth. The potential economic harm from tighter credit conditions prompted policy makers, notably the Federal Reserve Open Market Committee (Federal Reserve), to take significant action to pump liquidity into the financial markets in order to provide stability and restore confidence.

For one, the Federal Reserve has dramatically reduced short-term interest rates. In all, it has lowered the federal funds rate by 3.25 percentage points since last September, including a three-quarter point cut between scheduled meetings on January 22. Its most recent rate cut was 25 basis points on April 30, which brought the federal funds rate to 2.00%. The Federal Reserve has also opened its lending facilities to investment banks, and supported JPMorgan Chase’s buyout of a faltering Bear Stearns. In addition, regulators decreased the surplus capital requirements of Fannie Mae and Freddie Mac, giving the two government-sponsored enterprises the leeway to buy more mortgage-backed securities. For its part, Congress approved a $168 billion fiscal stimulus package of tax rebates for individuals and tax breaks for businesses.

On the whole, the variety of policy measures appears to be working as intended. They have helped ease investors’ concerns and the performance of equity markets improved in April. The liquidity that the Federal Reserve is providing to broker dealers, in particular, has introduced the concept that the Federal Reserve is prepared to do whatever is necessary to safeguard the capital flow that keeps the financial system functioning. Still, Federal Reserve Chairman Ben Bernanke said recently that it will take “some time” for financial firms to resolve the credit problems and that the situation is still “far from normal.”

Nonetheless, the Federal Reserve indicated that it may pause in its interest rate cuts for the time being, saying that “substantial easing of monetary policy to date, combined with ongoing measures to foster market liquidity, should help to promote moderate growth over time.”

Meanwhile, concerns about the overall economy and the prospect of a serious slowdown persist. The worry is that higher energy and food prices may curb consumer spending, which makes up more than two-thirds of the U.S. economy. The economy began to show signs of slowing in the fourth quarter of calendar 2007, when GDP (gross domestic product) only grew by an annualized rate of 0.6%. That was followed by another modest 0.6% gain in the first quarter of calendar 2008, as consumer spending rose at a tempered 1.0% annualized rate, the smallest quarterly increase since 2001.

Consumers are feeling the pinch of high oil prices, which have risen to record levels above $120 a barrel, as continued strong demand, driven in part by economic growth in China, squeezes supply shortfalls. As a result, gasoline prices have exceeded $4 a gallon. Further, house prices continue to fall and the amount of home foreclosures is rising. The most recent S&P/Case-Shiller Home Price Index showed year-over-year price declines in excess of 12.5%. Some 1.5 million homes went into the foreclosure process in 2007, up 53% from 2006, and Bernanke has noted that it could be even higher this year.

Job losses, too, are weighing on consumer sentiment. After losing 81,000 jobs in March, the economy shed a lower-than-expected 20,000 positions in April. On a three-month moving average basis, job losses in April amounted to 61,000. The unemployment rate dipped to 5.0% from 5.1% in March. At the same time, there was a general slowdown in income growth in April, which is consistent with a weakening economy.

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As for the dollar, it remains generally weak relative to other major currencies, but it is providing a boost to the economy through exports. American exports, which are cheaper overseas due to the lower-valued dollar, were up sharply in recent months from a year ago, helping to narrow the trade deficit.

On the inflation front, the latest readings remain fairly contained. The closely watched annual core rate of the Consumer Price Index (CPI) dipped in April to 2.3% from 2.4% in March. On a three-month annualized basis, core CPI was 1.2%, down from 2.3% in March, while the six-month trend was 2.2% in April versus 2.3% in March. Additionally, the core rate of the Personal Consumption Expenditure Price Index, the preferred inflation measure of the Federal Reserve, came in at an annual rate of 2.2% in the first quarter of calendar 2008, compared with 2.5% in the final quarter of 2007.

Looking ahead, it is still unclear what the full effect of the credit crunch will be on the rest of the economy, or how long it will last. Investors remain focused on the Federal Reserve, as policy makers continue to monitor key economic data in assessing the need for monetary stimulus and liquidity. U.S. housing data remain particularly important to see how deeply the slowdown in the sector and delinquencies on subprime mortgages affect consumer confidence, and by extension, consumer spending.

For the six month period, despite a strong rally in April, equities posted negative returns and underperformed the positive returns of bonds, notably Treasury securities which continued to benefit from the economic uncertainty.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

David A. Hartman
Managing Director
TD Asset Management USA Inc.

June 20, 2008

Money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial adviser or TD AMERITRADE Institutional at 1-800-431-3500 or Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

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TD ASSET MANAGEMENT USA FUNDS INC.
Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2007 through April 30, 2008).

The table on the following page illustrates your Portfolio’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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TD ASSET MANAGEMENT USA FUNDS INC.
Disclosure of Portfolio Expenses (Cont’d.) (Unaudited)

				Expenses Paid During Period* 11/1/07 to 4/30/08
			Annualized Expense Ratios 11/1/07 to 4/30/08
	Beginning Account Value 11/1/07	Ending Account Value 4/30/08

TDAM Money Market Portfolio – Investor Class

Actual	$1,000.00	$1,015.70	0.93%	$4.66
Hypothetical (5% Return before expenses)	1,000.00	1,020.24	0.93%	4.67

TDAM Money Market Portfolio – Premium Class

Actual	1,000.00	1,017.40	0.60%	3.01
Hypothetical (5% Return before expenses)	1,000.00	1,021.88	0.60%	3.02

TDAM Money Market Portfolio – Class A

Actual	1,000.00	1,015.30	1.01%	5.06
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.01%	5.07

TDAM Money Market Portfolio – Select Class

Actual	1,000.00	1,017.30	0.61%	3.06
Hypothetical (5% Return before expenses)	1,000.00	1,021.83	0.61%	3.07

TDAM US Government Portfolio – Investor Class

Actual	1,000.00	1,013.20	0.95%	4.76
Hypothetical (5% Return before expenses)	1,000.00	1,020.14	0.95%	4.77

TDAM US Government Portfolio – Class A

Actual	1,000.00	1,012.80	1.03%	5.15
Hypothetical (5% Return before expenses)	1,000.00	1,019.74	1.03%	5.17

TDAM Municipal Portfolio – Investor Class

Actual	1,000.00	1,008.80	1.02%	5.09
Hypothetical (5% Return before expenses)	1,000.00	1,019.79	1.02%	5.12

TDAM Municipal Portfolio – Class A

Actual	1,000.00	1,008.40	1.10%	5.49
Hypothetical (5% Return before expenses)	1,000.00	1,019.39	1.10%	5.52

TDAM California Portfolio – Investor Class

Actual	1,000.00	1,008.30	1.00%	4.99
Hypothetical (5% Return before expenses)	1,000.00	1,019.89	1.00%	5.02

TDAM California Portfolio – Class A

Actual	1,000.00	1,007.90	1.08%	5.39
Hypothetical (5% Return before expenses)	1,000.00	1,019.49	1.08%	5.42

TDAM New York Portfolio – Investor Class

Actual	1,000.00	1,008.30	1.05%	5.24
Hypothetical (5% Return before expenses)	1,000.00	1,019.64	1.05%	5.27

TDAM New York Portfolio – Class A

Actual	1,000.00	1,007.90	1.13%	5.64
Hypothetical (5% Return before expenses)	1,000.00	1,019.24	1.13%	5.67

*	Expenses are equal to the Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/08 (Unaudited)

.	TDAM Money Market				TDAM U.S. Government
	Invests in high-quality money market securities.				Invests in securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.***
	Investor Class	Premium Class	Class A	Select Class	Investor Class	Class A
Seven-Day Yield*	1.96%	2.30%	1.88%	2.28%	1.30%	1.22%
Seven-Day Effective Yield*	1.98%	2.32%	1.90%	2.31%	1.31%	1.23%
Maturity Composition**
Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.
Portfolio Composition**
All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and portfolio compositions are subject to change.

***	U.S. government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/08 (Unaudited)

	TDAM Municipal		TDAM California Municipal Money Market		TDAM New York Municipal Money Market
	Invests primarily in high quality municipal securities that pay interest exempt from Federal Income taxes.***		Invests primarily in high quality municipal securities that pay interest exempt from Federal and CA State Income taxes.***		Invests primarily in high quality municipal securities that pay interest exempt from Federal, NY State and NYC Income taxes.***
	Investor Class	Class A	Investor Class	Class A	Investor Class	Class A
Seven-Day Yield*	1.35%	1.27%	1.32%	1.24%	1.36%	1.28%
Seven-Day Effective Yield*	1.36%****	1.28%****	1.33%****	1.25%****	1.37%****	1.29%****
Maturity Composition**
Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.
Portfolio Composition**
All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and portfolio compositions are subject to change.

***	Income may be subject to federal alternative minimum tax.

****	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 2.08%, 2.35% and 2.37%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 1.95%, 2.21%, and 2.23%, respectively. This is assuming a 2007 maximum tax rate of 35% federal for the Municipal Portfolio, 44.3% federal and state for the California Municipal Money Market Portfolio, and 42.7% federal and state for the New York Municipal Money Market Portfolio.

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TABLE OF CONTENTS

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements.	15

TDAM Money Market Portfolio Schedule of Investments	20

TDAM U.S. Government Portfolio Schedule of Investments.	25

TDAM Municipal Portfolio Schedule of Investments.	27

TDAM California Municipal Money Market Portfolio Schedule of Investments	33

TDAM New York Municipal Money Market Portfolio Schedule of Investments	35

Notes to Schedules of Investments	37

Board’s Consideration of Investment Management Arrangements.	38

Directors and Officers Information	41

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-669-3900, or by visiting the SEC’s Web site at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Visit our Web site and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s Web site at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Visit our Web site and click on Individual Investors, Financial Reporting, Quarterly Portfolio Holdings Report. It is also available by visiting the SEC’s Web site at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

9

Statements of Assets and Liabilities
April 30, 2008 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio		TDAM California Municipal Portfolio	TDAM New York Municipal Portfolio
			TDAM Municipal Portfolio

ASSETS
Investments in securities, at value
(including repurchase agreements of
$317,840,000, $488,163,000, $0, $0,
and $0, respectively) (Note 2)	$20,109,037,759	$3,529,182,678	$886,475,667	$369,367,200	$219,734,658
Cash	1,466	2,803	474,407	50,721	1,701,447
Receivable for capital shares sold	325,415,229	65,799,205	12,299,473	4,014,406	3,171,033
Interest receivable	54,734,326	858,628	3,099,607	1,162,553	612,161
Prepaid expenses	5,281,578	1,027,649	447,294	158,005	151,549

TOTAL ASSETS	20,494,470,358	3,596,870,963	902,796,448	374,752,885	225,370,848
LIABILITIES
Payable for capital shares redeemed	326,662,260	54,371,633	17,655,209	3,967,855	3,880,663
Payable to Investment Manager and its
affiliates (Note 3)	14,016,579	2,798,343	681,702	289,567	165,597
Dividends payable to shareholders	1,923,467	172,651	26,442	12,088	5,948
Accrued expenses	295,424	324,739	57,177	63,219	34,721

TOTAL LIABILITIES	342,897,730	57,667,366	18,420,530	4,332,729	4,086,929

NET ASSETS	$20,151,572,628	$3,539,203,597	$884,375,918	$370,420,156	$221,283,919

Net assets consist of:
Paid–in capital ($.0001 par value
common stock, 33 billion, 14 billion,
10 billion, 10 billion and 10 billion
shares authorized, respectively)	$20,151,426,383	$3,539,151,309	$884,409,241	$370,427,805	$221,273,409
Distributions in excess of net
investment income	(464)	—	—	—	(3,718)
Accumulated net realized gains (losses)
from security transactions	146,709	52,288	(33,323)	(7,649)	14,228

Net assets, at value	$20,151,572,628	$3,539,203,597	$884,375,918	$370,420,156	$221,283,919

Investor Class net asset value,
redemption price and offering
price per share (Note 2)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

	($9,401,906,032 ÷	($2,155,358,589 ÷	($665,425,710 ÷	($272,139,099 ÷	($151,560,443 ÷
	9,401,882,788 shares)	2,155,331,694 shares)	665,467,851 shares)	272,136,557 shares)	151,561,490 shares)
Premium Class net asset value,
redemption price and offering
price per share (Note 2)	$ 1.00	N/A	N/A	N/A	N/A

	($1,499,855,079 ÷
	1,499,851,165 shares)
Class A net asset value,
redemption price and offering
price per share (Note 2)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

	($6,555,237,629 ÷	($1,383,845,008 ÷	($218,950,208 ÷	($98,281,057 ÷	($69,723,476 ÷
	6,555,153,440 shares)	1,383,819,616 shares)	218,941,390 shares)	98,291,248 shares)	69,728,917 shares)
Select Class net asset value,
redemption price and offering
price per share (Note 2)	$ 1.00	N/A	N/A	N/A	N/A

	($2,694,573,888 ÷
	2,694,538,989 shares)

Please see accompanying notes to financial statements.

10

Statements of Operations
For the Six-Month Period Ended April 30, 2008

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio		TDAM California Municipal Portfolio	TDAM New York Municipal Portfolio
			TDAM Municipal Portfolio

INVESTMENT INCOME
Interest income	$395,532,301	$61,000,254	$12,676,732	$5,280,670	$2,912,764

EXPENSES
Distribution fees (Note 3)	44,784,937	8,338,097	2,130,688	940,745	520,674
Shareholder servicing fees (Note 3)	20,931,142	4,341,379	1,141,361	499,660	273,952
Transfer agent fees (Note 3)	9,451,691	1,736,530	456,539	199,862	109,579
Investment management fees (Note 3)	8,011,556	1,538,557	456,539	199,862	109,579
Directors' fees (Note 4)	17,146	9,319	8,957	7,549	6,783
Registration fees	3,246,230	470,625	419,907	92,924	98,460
Shareholder reports and mailing	931,223	394,749	42,959	14,409	14,174
Custody fees	388,265	105,392	47,249	46,689	15,385
Professional fees	128,790	33,999	25,102	23,560	23,553
Other expenses	96,781	17,970	12,004	8,127	6,554

TOTAL EXPENSES	87,987,761	16,986,617	4,741,305	2,033,387	1,178,693

Reduction in custody fees due to
earnings credits (Note 2)	(46,186)	(22,017)	(6,134)	(2,296)	(996)

NET EXPENSES	87,941,575	16,964,600	4,735,171	2,031,091	1,177,697

NET INVESTMENT INCOME	307,590,726	44,035,654	7,941,561	3,249,579	1,735,067

NET REALIZED GAINS (LOSSES) FROM
SECURITY TRANSACTIONS	(44,733,176)	56,037	50,157	(7,190)	14,447

NET INCREASE FROM PAYMENT
BY AFFILIATE (NOTE 1)	45,000,000	—	—	—	—

NET INCREASE IN NET ASSETS FROM
OPERATIONS	$307,857,550	$44,091,691	$ 7,991,718	$3,242,389	$1,749,514

Please see accompanying notes to financial statements.

11

Statements of Changes in Net Assets

	TDAM		TDAM		TDAM
	MONEY MARKET PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		MUNICIPAL PORTFOLIO
		Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Six Months Ended April 30, 2008 (Unaudited)

OPERATIONS:
Net investment income	$307,590,726	$524,008,709	$44,035,654	$84,221,199	$7,941,561	$20,738,621
Net realized gains (losses)
from security transactions	(44,733,176)	(12,088)	56,037	(20,867)	50,157	67,746
Net increase from payments by affiliate	45,000,000	—	—	—	—	—

Net increase in net
assets from operations	307,857,550	523,996,621	44,091,691	84,200,332	7,991,718	20,806,367

DIVIDENDS TO
SHAREHOLDERS:
From net investment income
Investor Class	(153,436,864)	(434,582,416)	(28,064,075)	(81,187,312)	(6,391,876)	(20,434,334)
Premium Class	(25,934,293)	(75,035,277)	—	—	—	—
Class A	(93,227,434)	(10,478,679)	(15,971,579)	(3,033,887)	(1,549,685)	(304,287)
Select Class	(34,992,168)	(3,912,337)	—	—	—	—

Total Dividends to
Shareholders	(307,590,759)	(524,008,709)	(44,035,654)	(84,221,199)	(7,941,561)	(20,738,621)

CAPITAL SHARE
TRANSACTIONS
($1.00 per share):
Investor Class:
Proceeds from shares sold	22,088,724,325	41,439,655,857	4,470,366,376	8,311,956,490	1,508,921,298	2,954,708,201
Shares issued in
reinvestment of dividends	147,394,189	410,244,293	27,081,657	76,886,519	6,117,388	19,291,437
Payments for shares
redeemed	(22,386,233,529)	(40,916,218,245)	(4,331,681,307)	(8,096,061,202)	(1,553,693,455)	(3,010,898,910)

Net increase (decrease)
in net assets from
investor class shares	(150,115,015)	933,681,905	165,766,726	292,781,807	(38,654,769)	(36,899,272)

Premium Class:
Proceeds from shares sold	1,096,745,850	2,625,362,870	—	—	—	—
Shares issued in
reinvestment of dividends	20,123,982	67,649,233	—	—	—	—

Payments for shares
redeemed	(1,036,014,497)	(2,733,853,660)	—	—	—	—

Net increase (decrease) in
net assets from premium
class shares	80,855,335	(40,841,557)	—	—	—	—

Class A:
Proceeds from shares sold	23,104,609,592	3,558,008,314	4,544,780,009	898,495,648	648,667,856	197,815,834
Shares issued in
reinvestment of dividends	89,545,078	9,914,047	15,358,279	2,881,387	1,472,451	275,329
Payments for shares
redeemed	(17,999,332,981)	(2,207,590,610)	(3,551,897,824)	(525,797,883)	(490,762,676)	(138,527,404)

Net increase in net assets
from class A shares	5,194,821,689	1,360,331,751	1,008,240,464	375,579,152	159,377,631	59,563,759

Select Class:
Proceeds from shares sold	7,751,081,311	1,250,382,197	—	—	—	—
Shares issued in
reinvestment of dividends	33,272,798	3,687,209	—	—	—	—
Payments for shares
redeemed	(5,800,400,285)	(543,484,241)	—	—	—	—

Net increase in net assets
from select class shares	1,983,953,824	710,585,165	—	—	—	—

Net increase in net assets
from capital share
transactions	7,109,515,833	2,963,757,264	1,174,007,190	668,360,959	120,722,862	22,664,487

TOTAL INCREASE
IN NET ASSETS	7,109,782,624	2,963,745,176	1,174,063,227	668,340,092	120,773,019	22,732,233
NET ASSETS:
Beginning of period	13,041,790,004	10,078,044,828	2,365,140,370	1,696,800,278	763,602,899	740,870,666

End of period	$20,151,572,628	$13,041,790,004	$3,539,203,597	$2,365,140,370	$884,375,918	$763,602,899

Distributions in excess of
net investment income	$(464)	$(431)	$—	$—	$—	$—

Please see accompanying notes to financial statements.

12

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL PORTFOLIO		TDAM NEW YORK MUNICIPAL PORTFOLIO

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

OPERATIONS:
Net investment income	$3,249,579	$8,167,469	$1,735,067	$3,902,561
Net realized gains (losses) from security transactions	(7,190)	30,910	14,447	32,446

Net increase in net assets from operations	3,242,389	8,198,379	1,749,514	3,935,007

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(2,451,765)	(8,069,137)	(1,216,399)	(3,874,123)
Class A	(797,814)	(98,332)	(518,668)	(28,438)
From net realized gain on security transactions
Investor Class	(23,336)	(5,549)	(22,375)	(99,228)
Class A	(8,097)	—	(10,290)	—

Total Dividends to Shareholders	(3,281,012)	(8,173,018)	(1,767,732)	(4,001,789)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	648,912,319	1,126,227,757	318,343,730	520,959,547
Shares issued in reinvestment of dividends	2,342,424	7,654,687	1,149,182	3,737,495
Payments for shares redeemed	(672,492,995)	(1,159,313,666)	(315,129,773)	(525,372,091)

Net increase (decrease) in net assets from investor class shares	(21,238,252)	(25,431,222)	4,363,139	(675,049)

Class A:
Proceeds from shares sold	427,983,014	56,445,622	234,651,436	20,258,261
Shares issued in reinvestment of dividends	745,774	85,004	498,865	26,284
Payments for shares redeemed	(348,171,522)	(38,796,644)	(175,250,147)	(10,455,782)

Net increase in net assets from class A shares	80,557,266	17,733,982	59,900,154	9,828,763

Net increase (decrease) in net assets from capital share transactions	59,319,014	(7,697,240)	64,263,293	9,153,714

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,280,391	(7,671,879)	64,245,075	9,086,932
NET ASSETS:
Beginning of period	311,139,765	318,811,644	157,038,844	147,951,912

End of period	$370,420,156	$311,139,765	$221,283,919	$157,038,844

Distributions in excess of net investment income	$—	$—	$(3,718)	$(3,718)

Please see accompanying notes to financial statements.

13

Financial Highlights

For the six-month period ended April 30, 2008 (unaudited) and years or periods ended October 31, For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Invest- ment Income	Net Realized Gains (Losses) on Invest- ments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Invest- ment Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets

TDAM Money Market Portfolio
Investor Class
2008**	$1.00	$0.016	$ —		$0.016	$(0.016)	$ —		$(0.016)	$1.00	1.57%	$9,401,906	0.93%‡	0.93%‡	3.13%‡
2007	1.00	0.045	—		0.045	(0.045)	—		(0.045)	1.00	4.57%	9,551,893	0.94%	0.94%	4.48%
2006	1.00	0.040	—		0.040	(0.040)	—		(0.040)	1.00	4.10%	8,618,222	0.88%	0.90%	4.06%
2005	1.00	0.022	0.000	*	0.022	(0.022)	(0.000	)*	(0.022)	1.00	2.20%	6,391,481	0.82%	0.91%	2.17%
2004	1.00	0.005	—		0.005	(0.005)	—		(0.005)	1.00	0.52%	6,252,453	0.82%	0.91%	0.49%
2003	1.00	0.006	0.000	*	0.006	(0.006)	(0.000	)*	(0.006)	1.00	0.65%	8,907,243	0.77%	0.90%	0.64%

Premium Class[1]
2008**	$1.00	$0.017	$ —		$0.017	$(0.017)	$ —		$(0.017)	$1.00	1.74%	$1,499,855	0.60%‡	0.60%‡	3.45%‡
2007	1.00	0.048	—		0.048	(0.048)	—		(0.048)	1.00	4.92%	1,418,980	0.60%	0.60%	4.81%
2006	1.00	0.031	—		0.031	(0.031)	—		(0.031)	1.00	3.15%	1,459,823	0.56%‡	0.56%‡	4.64%‡

Class A2
2008**	$1.00	$0.015	$ —		$0.015	$(0.015)	$ —		$(0.015)	$1.00	1.53%	$6,555,238	1.01%‡	1.01%‡	3.01%‡
2007	1.00	0.020	—		0.020	(0.020)	—		(0.020)	1.00	1.95%	1,360,332	1.04%‡	1.04%‡	4.45%‡

Select Class[3]
2008**	$1.00	$0.017	$ —		$0.017	$(0.017)	$ —		$(0.017)	$1.00	1.73%	$2,694,574	0.61%‡	0.61%‡	3.28%‡
2007	1.00	0.016	—		0.016	(0.016)	—		(0.016)	1.00	1.60%	710,585	0.63%‡	0.63%‡	4.81%‡

TDAM U.S. Government Portfolio
Investor Class
2008**	$1.00	$0.013	$ —		$0.013	$(0.013)	$ —		$(0.013)	$1.00	1.32%	$2,155,359	0.95%‡	0.95%‡	2.60%‡
2007	1.00	0.044	—		0.044	(0.044)	—		(0.044)	1.00	4.45%	1,989,556	0.94%	0.94%	4.35%
2006	1.00	0.039	—		0.039	(0.039)	—		(0.039)	1.00	3.97%	1,696,800	0.91%	0.93%	3.93%
2005	1.00	0.021	0.000	*	0.021	(0.021)	(0.000	)*	(0.021)	1.00	2.11%	1,561,282	0.82%	0.92%	2.09%
2004	1.00	0.004	—		0.004	(0.004)	—		(0.004)	1.00	0.45%	1,484,805	0.82%	0.92%	0.45%
2003	1.00	0.006	0.000	*	0.006	(0.006)	(0.000	)*	(0.006)	1.00	0.56%	1,568,884	0.78%	0.92%	0.55%

Class A4
2008**	$1.00	$0.013	$ —		$0.013	$(0.013)	$ —		$(0.013)	$1.00	1.28%	$1,383,845	1.03%‡	1.03%‡	2.44%‡
2007	1.00	0.018	—		0.018	(0.018)	—		(0.018)	1.00	1.79%	375,584	1.03%‡	1.03%‡	4.12%‡

TDAM Municipal Portfolio
Investor Class
2008**	$1.00	$0.009	$ —		$0.009	$(0.009)	$ —		$(0.009)	$1.00	0.88%	$665,426	1.02%‡	1.02%‡	1.77%‡
2007	1.00	0.027	—		0.027	(0.027)	—		(0.027)	1.00	2.74%	704,039	0.98%	0.98%	2.70%
2006	1.00	0.024	—		0.024	(0.024)	—		(0.024)	1.00	2.47%	740,871	0.92%	0.95%	2.44%
2005	1.00	0.014	—		0.014	(0.014)	—		(0.014)	1.00	1.38%	718,969	0.81%	0.93%	1.37%
2004	1.00	0.004	—		0.004	(0.004)	—		(0.004)	1.00	0.39%	740,484	0.81%	0.93%	0.38%
2003	1.00	0.005	—		0.005	(0.005)	—		(0.005)	1.00	0.48%	718,450	0.76%	0.92%	0.48%

Class A5
2008**	$1.00	$0.008	$ —		$0.008	$(0.008)	$ —		$(0.008)	$1.00	0.84%	$218,950	1.10%‡	1.10%‡	1.63%‡
2007	1.00	$0.011	—		0.011	(0.011)	—		(0.011)	1.00	1.15%	59,564	1.10%‡	1.10%‡	2.58%‡

TDAM California Municipal Portfolio
Investor Class
2008**	$1.00	$0.008	$0.000	*	$0.008	$(0.008)	$(0.000	)*	$(0.008)	$1.00	0.83%	$272,139	1.00%‡	1.00%‡	1.66%‡
2007	1.00	0.026	0.000	*	0.026	(0.026)	(0.000	)*	(0.026)	1.00	2.68%	293,406	0.98%	0.98%	2.65%
2006	1.00	0.024	—		0.024	(0.024)	—		(0.024)	1.00	2.47%	318,812	0.89%	0.95%	2.44%
2005	1.00	0.015	0.000	*	0.015	(0.015)	(0.000	)*	(0.015)	1.00	1.51%	293,172	0.70%	0.94%	1.51%
2004	1.00	0.005	—		0.005	(0.005)	—		(0.005)	1.00	0.46%	259,312	0.70%	0.94%	0.46%
2003	1.00	0.004	—		0.004	(0.004)	—		(0.004)	1.00	0.45%	255,965	0.65%	0.94%	0.45%

Class A6
2008**	$1.00	$0.008	$0.000	*	$0.008	$(0.008)	$(0.000	)*	$(0.008)	$1.00	0.79%	$98,281	1.08%‡	1.08%‡	1.54%‡
2007	1.00	0.010	—		0.010	(0.010)	—		(0.010)	1.00	1.04%	17,734	1.11%‡	1.11%‡	2.54%‡

TDAM New York Municipal Portfolio
Investor Class
2008**	$1.00	$0.008	$0.000	*	$0.008	$(0.008)	$(0.000	)*	$(0.008)	$1.00	0.83%	$151,560	1.05%‡	1.05%‡	1.62%‡
2007	1.00	0.026	0.001		0.027	(0.026)	(0.001)		(0.027)	1.00	2.70%	147,210	1.04%	1.04%	2.60%
2006	1.00	0.024	—		0.024	(0.024)	—		(0.024)	1.00	2.44%	147,952	0.91%	0.98%	2.40%
2005	1.00	0.015	—		0.015	(0.015)	—		(0.015)	1.00	1.48%	152,577	0.70%	0.97%	1.48%
2004	1.00	0.004	—		0.004	(0.004)	—		(0.004)	1.00	0.43%	140,319	0.70%	0.97%	0.43%
2003	1.00	0.004	0.000	*	0.004	(0.004)	(0.000	)*	(0.004)	1.00	0.46%	150,324	0.65%	0.96%	0.45%

Class A7
2008**	$1.00	$0.008	$0.000	*	$0.008	$(0.008)	$(0.000	)*	$(0.008)	$1.00	0.79%	$69,724	1.13%‡	1.13%‡	1.51%‡
2007	1.00	0.010	—		0.010	(0.010)	—		(0.010)	1.00	1.04%	9,829	1.21%‡	1.21%‡	2.43%‡

*	Amount represents less than $0.001 per share.

**	For the six-month period ended April 30, 2008.

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. This return is not annualized.

‡	Annualized.

1.	Premium Class shares commenced operations on February 27, 2006.

2.	Class A shares commenced operations on May 24, 2007.

3.	Select Class shares commenced operations on July 3, 2007.

4.	Class A shares commenced operations on May 30, 2007.

5.	Class A shares commenced operations on May 25, 2007.

6.	Class A shares commenced operations on June 5, 2007.

7.	Class A shares commenced operations on May 31, 2007.

Please see accompanying notes to financial statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2008 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has nine portfolios. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”), and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

The following lists the authorized shares of each Class of shares for the 5 Portfolios:

Authorized Shares

TDAM Money Market Portfolio — Investor Class	17 billion
TDAM Money Market Portfolio — Premium Class	6 billion
TDAM Money Market Portfolio — Class A	8 billion
TDAM Money Market Portfolio — Select Class	2 billion
TDAM U.S. Government Portfolio — Investor Class	8 billion
TDAM U.S. Government Portfolio — Class A	6 billion
TDAM Municipal Portfolio — Investor Class	5 billion
TDAM Municipal Portfolio — Class A	5 billion
TDAM California Municipal Money Market Portfolio — Investor Class	8 billion
TDAM California Municipal Money Market Portfolio — Class A	2 billion
TDAM New York Municipal Money Market Portfolio — Investor Class	8 billion
TDAM New York Municipal Money Market Portfolio — Class A	2 billion

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2008 (Unaudited)

On December 20, 2007, an affiliate of the Investment Manager purchased at amortized cost plus accrued interest from the Money Market Portfolio a security with a face value of $300,000,000. Although this holding remained eligible to be held by the Money Market Portfolio, because of current conditions in the credit markets, including the illiquidity of certain types of instruments that have direct or indirect exposure to the residential mortgage market, including the security, the Investment Manager determined that it would be advisable to sell the security. Because of the absence of liquidity in the market for the security, the Board of Directors determined that it would not be in the best interest of the Money Market Portfolio and its shareholders to dispose of the security in the market and authorized the sale of the security to the affiliate of the Investment Manager for cash at amortized cost plus accrued interest. In order to do this, the Investment Manager and its affiliate sought and received “no action” relief from the Securities and Exchange Commission staff. The transaction had no impact on the net asset value of the Money Market Portfolio’s shares. It is estimated that had this security been sold to a third party, the Money Market Portfolio would have realized a loss in the amount of approximately $45,000,000. As a result, this estimated losses along with offsetting payments from the Investment Manager has been reflected in the Statements of Operations and Changes in Net Assets. The impact to the Money Market Portfolio's total return was less than 0.01%.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2008, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Company’s “Investment Manager” and “Administrator”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2008 (Unaudited)

used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD AMERITRADE, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

TD AMERITRADE Clearing, Inc. has been retained under a Transfer Agency Agreement to perform transfer agency services for the Investor Class, Premium Class, Class A and Select Class of the Money Market Portfolio and the Investor Class and Class A of each other Portfolio. For such services, each Portfolio and class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan under Rule 12b-1 of the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. (“12b-1 Fees”). These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE Clearing, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”). The distribution fees paid for the period ended April 30, 2008 for the Investor Class of the Money Market, U.S. Government, Municipal, California and New York Portfolios were $22,090,340, $4,869,257, $1,625,648, $666,774 and $338,091, respectively; for Class A of the Money Market, U.S. Government, Municipal, California and New York Portfolios were $16,428,335, $3,468,840, $505,040, $273,971, and $182,583, respectively; for the Premium Class of the Money Market Portfolio was $2,744,429; and for the Select Class of the Money Market Portfolio was $3,521,833, in each case, all of which was retained by TD AMERITRADE Clearing, Inc.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2008 (Unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly,

2.	a meeting fee of $4,375 for each meeting attended in person,

3.	a meeting fee of $3,000 for each meeting attended by telephone,

4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended, and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the Portfolios.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal year ended October 31, 2007 were as follows:

			Long-Term Capital Gains
	Tax-Exempt Income	Ordinary Income
				Total

Money Market Portfolio	$ —	$524,008,709	$ —	$524,008,709

U.S. Government Portfolio	—	84,221,199	—	84,221,199

Municipal Portfolio	20,738,621	—	—	20,738,621

California Portfolio	8,167,469	—	5,549	8,173,018

New York Portfolio	3,902,561	98,289	939	4,001,789

The tax character of distributions for the fiscal year ended October 31, 2008 and the components of net assets on a tax basis as of October 31, 2008 will be determined at the end of the current fiscal year.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2008 (Unaudited)

As of October 31, 2007, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

						Distributable Earnings (Accumulated Loss)
	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences

Money Market Portfolio	$ —	$42,956,164	$ —	$(150,581)	$(42,926,129)	$(120,546)
U.S. Government Portfolio	—	8,022,204	—	(20,867)	(8,005,086)	(3,749)
Municipal Portfolio	1,696,096	—	—	(83,319)	(1,696,257)	(83,480)
California Portfolio	663,784	—	21,060	—	(653,870)	30,974
New York Portfolio	302,179	—	32,446	—	(305,897)	28,728

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2007, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,

	2013	2014	2015	Total

Money Market Portfolio	$12,975	$125,518	$12,088	$150,581
U.S. Government Portfolio	—	—	20,867	20,867
Municipal Portfolio	80,196	3,123	—	83,319

During the year ended October 31, 2007, the TDAM Municipal Portfolio utilized capital loss carryforwards to offset capital gains of $67,746.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Portfolios’ Federal income tax returns are not currently under examination and the Portfolios’ are no longer subject to U.S. Federal income tax examination for four years before 2004. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Portfolios’ financial statements upon adoption. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Note 7 — Recent Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Company does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

19

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—9.1%
$100,000,000	Beagle Funding LLC, 2.88%, due 5/2/08
	(Credit: Metropolitan Life Insurance Co.) (Note E)	$ 99,992,000
100,000,000	Beagle Funding LLC, 2.75%, due 6/30/08
	(Credit: Metropolitan Life Insurance Co.) (Note E)	99,545,000
100,000,000	Beagle Funding LLC, 2.75%, due 7/01/08
	(Credit: Metropolitan Life Insurance Co.) (Note E)	99,537,417
99,000,000	Beagle Funding LLC, 2.90%, due 7/28/08
	(Credit: Metropolitan Life Insurance Co.) (Note E)	98,303,040
150,000,000	Govco LLC, 3.02%, due 5/16/08 (GTY: GOVCO; Citibank, N.A.) (Note E)	149,811,250
102,268,447	LEAFs, LLC, 2.80%, due 6/20/08 (Credit: AIG Financial Products Corp.) (Notes A, E)	102,268,443
100,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 2.93%, due 5/15/08
	(Credit: Bank of America, N.A.) (Note E)	99,886,444
110,755,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 2.89%, due 6/13/08
	(Credit: Bank of America, N.A.) (Note E)	110,374,003
91,795,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 2.90%, due 7/14/08
	(Credit: Bank of America, N.A.) (Note E)	91,251,574
100,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 2.88%, due 7/24/08
	(Credit: Bank of America, N.A.) (Note E)	99,331,500
90,700,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 2.92%, due 7/25/08
	(Credit: Bank of America, N.A.) (Note E)	90,078,957
88,507,000	Old Line Funding LLC, 2.74%, due 6/16/08 (LIQ: Royal Bank of Canada) (Note E)	88,198,258
100,000,000	Old Line Funding LLC, 2.77%, due 7/01/08 (LIQ: Royal Bank of Canada) (Note E)	99,534,028
100,000,000	Old Line Funding LLC, 2.77%, due 7/08/08 (LIQ: Royal Bank of Canada) (Note E)	99,461,667
100,000,000	Old Line Funding LLC, 2.77%, due 7/09/08 (LIQ: Royal Bank of Canada) (Note E)	99,444,167
100,000,000	Old Line Funding LLC, 2.92%, due 7/10/08 (LIQ: Royal Bank of Canada) (Note E)	99,471,111
108,912,000	Ticonderoga Funding, LLC, 2.66%, due 5/09/08
	(Credit: Bank of America, N.A.) (Note E)	108,847,863
100,000,000	Ticonderoga Funding, LLC, 2.91%, due 5/16/08
	(Credit: Bank of America, N.A.) (Note E)	99,879,167

		1,835,215,889

	BROKER/DEALER OBLIGATIONS—7.4%
91,000,000	Bear Stearns Companies, Inc., 2.97%, due 2/28/08 (Note A)	91,000,000
148,000,000	Bear Stearns Companies, Inc., 2.78%, due 7/15/08 (Note A)	148,007,643
20,000,000	Bear Stearns Companies, Inc., 2.84%, due 9/5/08 (Note A)	20,000,951
248,000,000	Goldman Sachs Group, Inc., 2.79%, due 9/12/08 (Notes A, E)	248,003,479
6,000,000	Lehman Brothers Holdings, Inc., 2.95%, due 8/22/08 (Note A)	6,000,763
122,500,000	Lehman Brothers Holdings, Inc., 2.64%, due 8/27/08 (Note A)	122,500,000
141,000,000	Merrill Lynch & Co., Inc., 2.86%, due 8/14/08 (Note A)	141,015,836
100,000,000	Merrill Lynch & Co., Inc., 3.04%, due 8/22/08 (Note A)	100,000,000
45,000,000	Merrill Lynch & Co., Inc., 2.80%, due 9/3/08 (Note A)	45,014,253
111,600,000	Morgan Stanley, 2.79%, due 9/3/08 (Note A)	111,618,533
88,000,000	Morgan Stanley, 2.38%, due 9/3/08 (Note A)	88,012,886
55,000,000	Morgan Stanley, 2.98%, due 9/26/08 (Note A)	55,020,346
71,575,000	Morgan Stanley, 2.85%, due 10/31/08 (Note A)	71,592,173
254,000,000	Morgan Stanley, 2.84%, due 11/14/08 (Note A)	254,000,000

		1,501,786,863

	FINANCE & INSURANCE OBLIGATIONS—3.1%
125,000,000	General Electric Capital Corp., 2.73%, due 5/8/08	124,933,646
250,000,000	General Electric Capital Corp., 2.90%, due 5/22/08	249,577,083
100,000,000	General Electric Capital Corp., 2.57%, due 7/15/08	99,470,833

20

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

$100,000,000	General Electric Capital Corp., 2.60%, due 7/16/08	$ 99,457,444
11,000,000	HSBC Finance Corp., 2.94%, due 8/22/08 (Note A)	11,000,823
37,000,000	Met Life Global Funding I, Ser. 2005-1, 2.79%, due 7/21/08 (Notes A, E)	37,001,877

		621,441,706

	FUNDING AGREEMENTS—1.4%
275,000,000	Metropolitan Life Insurance Co., 2.79%, due 7/21/08 (Notes A, B)	275,000,000

	TOTAL CORPORATE OBLIGATIONS—21.0%	4,233,444,458

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER–14.4%
220,000,000	Allied Irish Banks, PLC, 2.78%, due 9/18/08 (Note A)	220,000,000
250,000,000	Bank of Nova Scotia, 2.70%, due 6/11/08	249,234,097
100,000,000	Bank of Nova Scotia, 2.62%, due 6/25/08	99,602,778
148,000,000	Bank of Nova Scotia, 2.82%, due 7/23/08	147,044,578
100,000,000	BNP Paribas, 2.65%, due 6/27/08	99,583,267
107,000,000	Commonwealth Bank of Australia, 2.77%, due 7/21/08	106,337,937
124,100,000	Commonwealth Bank of Australia, 2.80%, due 7/29/08	123,247,088
250,000,000	Lloyds TSB Bank PLC, 2.96%, due 5/23/08	249,549,306
220,000,000	Lloyds TSB Bank PLC, 2.99%, due 5/30/08	219,470,992
150,000,000	Rabobank USA Financial, 2.82%, due 5/9/08	149,906,000
170,000,000	Rabobank USA Financial, 2.50%, due 6/10/08	169,514,556
200,000,000	Rabobank USA Financial, 2.58%, due 7/7/08	199,047,111
200,000,000	Rabobank USA Financial, 2.78%, due 7/25/08	198,696,667
250,000,000	Westpac Banking Corp., NY, 2.67%, due 5/27/08 (Note E)	249,519,722
250,000,000	Westpac Banking Corp., NY, 2.66%, due 6/27/08 (Note E)	248,955,000
100,000,000	Westpac Banking Corp., NY, 2.71%, due 7/9/08 (Note E)	99,484,417
75,000,000	Westpac Banking Corp., NY, 2.70%, due 7/10/08 (Note E)	74,609,167

		2,903,802,683

	BANK NOTES—20.6%
90,000,000	Bank of New York Co., Inc., 2.95%, due 5/27/08 (Notes A, E)	90,000,000
75,000,000	Bank of Scotland PLC, 2.67%, due 6/24/08 (Notes A, E)	75,000,000
50,000,000	Bank of Scotland PLC, 2.78%, due 8/29/08 (Notes A, E)	50,000,000
125,000,000	Bank of Scotland PLC, 2.73%, due 9/5/08 (Note A)	125,000,000
260,000,000	Bayerische Landesbank GZ, 2.95%, due 9/23/08 (Note A)	260,000,000
50,000,000	BNP Paribas, 3.06%, due 5/19/08 (Note A)	50,000,294
147,500,000	BNP Paribas, 3.13%, due 8/07/08 (Note A)	147,500,000
10,000,000	Commonwealth Bank of Australia, 2.91%, due 8/22/08 (Note A)	10,000,000
200,000,000	Credit Agricole S.A., 2.57%, due 7/22/08 (Note A)	200,000,000
270,000,000	Credit Agricole S.A., 2.91%, due 8/26/08 (Note A)	270,000,000
200,000,000	Danske Bank A/S, 2.97%, due 9/19/08 (Note A)	200,000,000
300,000,000	Fortis Bank, 2.79%, due 7/18/08 (Note A)	300,000,000
204,600,000	Irish Life & Permanent PLC, 2.90%, due 8/21/08 (Note A)	204,615,024
268,000,000	Irish Life & Permanent PLC, 2.85%, due 9/19/08 (Note A)	268,026,285
30,000,000	JPMorgan Chase & Co., 3.63%, due 5/1/08	30,000,000
80,000,000	JPMorgan Chase & Co., 2.69%, due 9/2/08 (Note A)	80,000,000
150,000,000	National Australia Bank, 2.74%, 9/5/08 (Notes A, E)	150,000,794
195,000,000	Rabobank Nederland, 3.04%, due 11/14/08 (Notes A, E)	195,000,000
250,000,000	Royal Bank of Canada, 2.70%, due 8/29/08 (Notes A, E)	250,000,000
69,000,000	Royal Bank of Canada, 2.78%, due 9/10/08 (Note A)	69,002,781

21

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

$100,000,000	Societe Generale, 2.70%, due 8/29/08 (Notes A, E)	$ 100,000,588
112,000,000	Svenska Handelsbanken AB, 2.71%, due 9/12/08 (Notes A, E)	112,000,000
175,000,000	Svenska Handelsbanken AB, 2.79%, due 9/19/08 (Notes A, E)	175,000,000
175,000,000	Wells Fargo & Co., 2.80%, due 12/12/08 (Notes A, E)	175,000,000
99,000,000	Wells Fargo & Co., 2.88%, due 12/17/08 (Note A)	99,000,000
185,000,000	WestLB AG, NY, 2.79%, due 9/9/08 (Notes A, E)	185,000,000
95,000,000	Westpac Banking Corp., NY, 3.00%, due 7/11/08 (Note A)	95,001,058
168,000,000	Westpac Banking Corp., NY, 2.73%, due 9/5/08 (Notes A, E)	168,000,211
20,000,000	Westpac Banking Corp., NY, 2.71%, due 9/15/08 (Note A)	20,000,000

		4,153,147,035

	DOMESTIC BANK SUPPORTED OBLIGATIONS—0.6%
3,845,000	Anacortes Class Assets, LLC, Ser. 2003A, 2.95%
	(LOC: Bank of America, N.A.) (Note C)	3,845,000
3,300,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 3.10%
	(LOC: Bank of New York) (Note C)	3,300,000
1,810,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 2.90%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,810,000
20,650,000	Corp. Fin. Managers, Inc., Integrated Loan Program, Pooled Adj. Rate Tax.,
	Ser. B, 2.90% (LOC: Wells Fargo Bank, N.A.) (Note C)	20,650,000
11,945,000	Country Class Assets, LLC Tax., Ser. 2004A, 2.85% (LOC: Bank of America, N.A.)
	(Note C)	11,945,000
1,400,000	D & I Properties, LLC, Tax. Adj. Rate Demand Bonds, Ser. 2004, 2.80%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,400,000
3,208,000	Kern Water Bank Authority, Tax. Adj. Rate. Demand Rev. Bonds, Ser. 2003B, 2.90%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,208,000
900,000	Lauren Co., LLC, Tax. Adj. Rate Demand Bonds, Ser. 2003, 2.90%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	900,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 2.89%
	(LOC: Wachovia Bank, N.A.) (Note C)	55,000,000
1,370,000	PCP Investors, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 2.90%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,370,000
7,810,000	Riddle Memorial Hospital Health Care Center III Associates,
	Tax. Adj. Rate Demand Bonds, Ser. 2003, 3.04% (LOC: PNC Bank, N.A.)
	(Notes C, E)	7,810,000
1,900,000	Savannah College of Art & Design, Inc. (The), Tax. Adj. Rev. Bonds, Ser. 2004, 2.95%
	(LOC: Bank of America, N.A.) (Note C)	1,900,000
2,450,000	Sound Class Assets, LLC, Ser. 2003A, 2.95% (LOC: Bank of America, N.A.) (Note C)	2,450,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds,
	Ser. 2005, 2.90% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,500,000

		117,088,000

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—25.5%
100,000,000	ABN-Amro Bank NV, 3.04%, due 5/13/08	100,000,496
247,500,000	Banco Bilbao Vizcaya Argentina, S.A., 3.04%, due 5/28/08	247,500,921
200,000,000	Banco Bilbao Vizcaya Argentina, S.A., 2.76%, due 5/29/08	200,001,546
100,000,000	Banco Bilbao Vizcaya Argentina, S.A., 3.05%, due 6/3/08	100,004,093
200,000,000	Banco Bilbao Vizcaya Argentina, S.A., 2.78%, due 6/13/08	200,001,186
250,000,000	Banco Bilbao Vizcaya Argentina, S.A., 2.77%, due 6/17/08	250,021,070
150,000,000	Banco Santander, 2.95%, due 5/21/08	150,000,456
150,000,000	Banco Santander, 2.91%, due 6/2/08	150,001,324
200,000,000	Banco Santander, 2.77%, due 6/12/08	200,000,000
200,000,000	Bank of Scotland PLC, 2.97%, 6/5/08	200,000,000
150,000,000	Barclays Bank PLC, 3.00%, due 6/6/08	150,000,000

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

$100,000,000	Barclays Bank PLC, 2.95%, due 7/22/08	$ 100,000,000
250,000,000	BNP Paribas, 3.02%, due 5/21/08	250,000,000
100,000,000	BNP Paribas, 5.36%, due 6/4/08	100,212,135
114,000,000	BNP Paribas, 2.94%, due 6/4/08	113,999,974
100,000,000	Canadian Imperial Bank, 3.01%, due 5/7/08	100,000,166
150,000,000	Canadian Imperial Bank, 2.97%, due 6/4/08	150,001,613
250,000,000	Chase Bank PLC, 4.70%, 5/6/08	250,000,000
200,000,000	Chase Bank PLC, 2.47%, 6/20/08	200,000,000
100,000,000	Chase Bank PLC, 2.50%, 7/14/08	100,000,000
250,000,000	Credit Suisse, 2.48%, due 6/19/08	250,000,000
200,000,000	Deutsche Bank NY, 2.45%, due 5/14/08	200,000,000
250,000,000	JPMorgan Chase Bank, 2.95%, due 5/22/08	250,000,000
250,000,000	Lloyds TSB Bank PLC, 4.79%, due 5/19/08	250,001,221
49,000,000	Royal Bank of Scotland PLC, 3.10%, due 5/7/08	49,001,161
200,000,000	Royal Bank of Scotland PLC, 2.80%, due 6/10/08	200,002,206
200,000,000	Royal Bank of Scotland PLC, 2.80%, due 6/16/08	200,012,687
225,000,000	Royal Bank of Scotland PLC, 2.71%, due 6/18/08	225,077,344
200,000,000	UBS AG, 3.02%, due 5/5/08	200,000,000

		5,135,839,599

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—0.7%
150,000,000	Barclays Bank PLC, 5.27%, due 5/19/08	150,000,356

	FOREIGN BANK SUPPORTED OBLIGATIONS—14.9%
125,000,000	Calyon North America Inc., 2.75%, due 6/11/08 (GTY: Calyon)	124,609,219
100,000,000	Calyon North America Inc., 2.66%, due 7/8/08 (GTY: Calyon)	99,501,333
100,000,000	Calyon North America Inc., 2.66%, due 7/15/08 (GTY: Calyon)	99,450,000
150,000,000	Fortis Funding LLC, 2.77%, 7/17/08 (GTY: Fortis Bank) (Note E)	149,117,708
200,000,000	Fortis Funding LLC, 2.89%, 7/23/08 (GTY: Fortis Bank) (Note E)	198,676,611
200,000,000	ING (U.S.) Funding LLC, 3.00%, due 5/20/08 (GTY: ING Bank N.V.)	199,685,444
125,000,000	ING (U.S.) Funding LLC, 2.98%, due 5/27/08 (GTY: ING Bank N.V.)	124,731,875
250,000,000	ING (U.S.) Funding LLC, 2.54%, due 6/23/08 (GTY: ING Bank N.V.)	249,072,500
98,000,000	ING (U.S.) Funding LLC, 2.65% due 7/16/08 (GTY: ING Bank N.V.)	97,454,848
187,400,000	ING (U.S.) Funding LLC, 2.85%, due 7/24/08 (GTY: ING Bank N.V.)	186,162,535
250,000,000	National Australia Funding, 2.44%, due 6/24/08 (GTY: National Australia Bank)	249,088,750
150,000,000	National Australia Funding, 2.66%, due 7/11/08 (GTY: National Australia Bank)	149,219,000
250,000,000	National Australia Funding, 2.77%, due 7/17/08 (GTY: National Australia Bank)	248,529,514
100,000,000	National Australia Funding, 2.77%, due 7/21/08 (GTY: National Australia Bank)	99,381,250
133,200,000	Santander Central Hispano Finance (Delaware) Inc., 3.05%, due 5/1/08
	(GTY: WestLB AG)	133,200,000
247,500,000	Santander Central Hispano Finance (Delaware) Inc., 3.00%, due 5/22/08
	(GTY: WestLB AG)	247,068,319
100,000,000	Svenska Handelbanken Inc., 2.97%, due 5/15/08 (GTY: Svenska Handelbanken Bank)	99,884,500
250,000,000	UBS Finance (Delaware) Inc., 2.64%, due 6/26/08 (GTY: UBS AG)	248,977,222

		3,003,810,628

	TOTAL BANK OBLIGATIONS—76.7%	15,463,688,301

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	TAXABLE MUNICIPAL OBLIGATIONS
$ 1,800,000	CA Infrastructure & Economic Development Bank, Tax. Adj. Rate Demand
	(Surtec, Inc. Proj.), Ser. 2003B, 3.00%, (LOC: Comerica Bank) (Note C)	$ 1,800,000
5,230,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB
	(Sealy Shreveport Industrial Loop, LP Proj.), 3.30%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	5,230,000
17,000,000	Ill. Dev. Auth. Rev. Bonds (American College of Surgeons Proj.), Tax.,
	Ser. 1996, 2.95% (LOC: Northern Trust Company) (Note C)	17,000,000
8,850,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 2.91%
	(LOC: Bank of America, N.A.) (Note C)	8,850,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health),
	Ser. 1998B, 3.04% (LOC: Bank of America, N.A.) (Note C)	8,340,000
23,360,000	NYC HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro),
	Ser. 2002A, 3.00% (LOC: Bayerische Landesbank GZ) (Note C)	23,360,000
27,685,000	State of Texas, Veterans’ Land Refunding Bonds Tax., GO, Ser. 2002, 2.75%
	(LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	27,685,000
1,800,000	Westmoreland Cty. IDA PA, Tax. Adj. Rate Demand Rev. Bonds
	(Excela Health Proj.), Ser. 2005D, 3.15% (LOC: Wachovia Bank N.A.) (Note C)	1,800,000

	TAXABLE MUNICIPAL OBLIGATIONS—0.5%	94,065,000

	REPURCHASE AGREEMENT—1.6%
317,840,000	Deutsche Bank Securities, Inc.
	• 1.97% dated 4/30/08, due 5/1/08 in the amount of $317,857,393
	• fully collateralized by various U.S. government obligations, coupon
	range 4.60%-5.45%, maturity range 6/12/08-1/17/17, value $324,197,135	317,840,000

	TOTAL INVESTMENTS (Cost $20,109,037,759)—99.8%	20,109,037,759

	OTHER ASSETS & LIABILITIES, NET—0.2%	42,534,869

	NET ASSETS—100.0%	20,151,572,628

Please see accompanying notes to financial statements.

24

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	FANNIE MAE—27.1%
$ 50,000,000	Discount Notes, 2.67%, due 5/7/08	$ 49,977,917
50,000,000	Discount Notes, 2.20%, due 5/14/08	49,960,458
100,000,000	Discount Notes, 2.39%, due 5/21/08	99,867,778
90,000,000	Discount Notes, 2.14%, due 6/9/08	89,792,325
100,000,000	Discount Notes, 2.04%, due 6/10/08	99,774,445
100,000,000	Discount Notes, 2.09%, due 6/11/08	99,763,111
100,000,000	Discount Notes, 2.08%, due 6/23/08	99,695,250
110,000,000	Discount Notes, 2.10%, due 7/2/08	109,604,061
100,000,000	Discount Notes, 2.11%, due 7/9/08	99,597,500
125,000,000	Discount Notes, 2.04%, due 7/23/08	124,414,965
36,500,000	Mortgage-Backed Discount Notes, 4.32%, due 6/2/08	36,362,760

		958,810,570

	FEDERAL FARM CREDIT BANK—0.3%
10,000,000	Notes, 6.00%, due 6/11/08	10,016,101

	FEDERAL HOME LOAN BANK—25.7%
50,000,000	Discount Notes, 2.49%, due 5/5/08	49,986,222
100,000,000	Discount Notes, 2.06%, due 5/28/08	99,846,250
100,000,000	Discount Notes, 2.22%, due 5/30/08	99,821,570
50,000,000	Discount Notes, 2.49%, due 6/4/08	49,883,361
50,000,000	Discount Notes, 2.38%, due 6/6/08	49,881,500
50,000,000	Discount Notes, 2.25%, due 6/11/08	49,872,444
100,000,000	Discount Notes, 2.07%, due 6/17/08	99,731,056
50,000,000	Discount Notes, 1.76%, due 6/18/08	49,883,333
100,000,000	Discount Notes, 2.06%, due 6/25/08	99,686,806
100,000,000	Discount Notes, 2.05%, due 6/27/08	99,677,000
60,000,000	Discount Notes, 2.06%, due 6/30/08	59,795,000
77,000,000	Notes, 2.95%, due 2/18/09 (Note F)	77,014,751
25,000,000	Notes, 2.95%, due 2/23/09 (Note F)	25,000,000

		910,079,293

	FREDDIE MAC—21.6%
50,000,000	Discount Notes, 2.03%, due 5/9/08	49,972,444
125,000,000	Discount Notes, 2.68%, due 5/12/08	124,898,365
100,000,000	Discount Notes, 2.72%, due 5/19/08	99,865,000
50,000,000	Discount Notes, 2.73%, due 5/27/08	49,902,139
39,000,000	Discount Notes, 2.03%, due 5/30/08	38,936,538
100,000,000	Discount Notes, 2.12%, due 6/13/08	99,747,972
85,000,000	Discount Notes, 1.96%, due 6/16/08	84,788,208
100,000,000	Discount Notes, 2.07%, due 6/30/08	99,656,667
55,000,000	Discount Notes, 2.06%, due 7/14/08	54,768,236
30,000,000	Discount Notes, 2.07%, due 7/21/08	29,860,950
32,000,000	Discount Notes, 2.04%, due 7/28/08	31,841,209

		764,237,728

	U.S. TREASURY OBLIGATIONS—11.2%
100,000,000	U.S. Treasury Bills, 3.44%, due 6/26/08	99,473,444
100,000,000	U.S. Treasury Bills, 2.16%, due 7/24/08	99,501,833
100,000,000	U.S. Treasury Bills, 1.58%, due 9/11/08	99,421,820
100,000,000	U.S. Treasury Bills, 1.35%, due 9/18/08	99,478,889

		397,875,986

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT
VALUE

REPURCHASE AGREEMENTS—13.8%
$ 50,000,000	Banc of America Securities LLC
	•	1.92% dated 4/30/08, due 5/1/08 in the amount of $50,002,667
	•	fully collateralized by a FHLB obligation, coupon 2.19%
		maturity 1/28/09, value $51,004,266	$ 50,000,000
50,000,000	Citigroup Global Markets, Inc.
	•	1.95% dated 4/30/08, due 5/1/08 in the amount of $50,002,708
	•	fully collateralized by a FHLMC obligation, coupon 3.25%,
		maturity 3/10/10, value $51,000,714	50,000,000
238,163,000	Deutsche Bank Securities, Inc.
	•	1.97% dated 4/30/08, due 5/1/08 in the amount of $238,176,033
	•	fully collateralized by various U.S. Government obligations,
		coupon range 4.25%-5.80%, maturity range 10/15/08-2/9/26, value $242,926,882	238,163,000
100,000,000	Goldman Sachs & Co.
	•	1.96% dated 4/30/08, due 5/1/08 in the amount of $100,005,444
	•	fully collateralized by a U.S. Treasury note, coupon 4.625%,
		maturity 11/30/08, value $102,000,077	100,000,000
50,000,000	Morgan Stanley & Co., Inc.
	•	1.97% dated 4/30/08, due 5/1/08 in the amount of $50,002,736
	•	fully collateralized by a FHLB obligation, coupon 5.05%,
		maturity 11/19/12, value $51,002,298	50,000,000

488,163,000

	TOTAL INVESTMENTS (Cost $3,529,182,678)—99.7%		3,529,182,678

	OTHER ASSETS AND LIABILITIES, NET—0.3%		10,020,919

	NET ASSETS—100.0%		$3,539,203,597

Please see accompanying notes to financial statements.

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	MUNICIPAL OBLIGATIONS:
	ALABAMA—3.0%
$ 2,955,000	Auburn IDRB (Donaldson Co. Inc. Proj.) 2.62%
	(LOC: Bank of America, N.A.) (Note C)	$ 2,955,000
7,600,000	Auburn IDRB (Nikki Amer. Fuel Sys.) 2.49%
	(LOC: Fifth Third Bank) (Note C)	7,600,000
1,400,000	Decatur IDB Solid Waste Disp. Rev. Bonds (BP Amoco Chem. Co.)
	Ser. 1995, 2.65% (Note C)	1,400,000
1,100,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.)
	Ser. 1995, 2.65% (Note C)	1,100,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 2.60%
	(LOC: U.S. Bank, N.A.) (Notes C, E)	4,650,000
8,000,000	Montgomery IDRB (General Electric Proj.) 2.52% (LOC: General Electric) (Note C)	8,000,000
1,165,000	Montgomery IDRB (Kinpak Inc. Proj.) 2.80% (LOC: Regions Bank) (Note C)	1,165,000

		26,870,000

	ALASKA—0.5%
2,900,000	Valdez Marine Terminal Rev. Bonds (BP Pipelines) Ser. B, 2.60% (Note C)	2,900,000
1,700,000	Valdez Marine Terminal Rev. Bonds (Exxon Pipelines) Ser. B, 2.60% (Note C)	1,700,000

		4,600,000

	ARKANSAS—0.0%
75,000	DFA Rev. Bonds (Conestoga Wood Proj.) 2.55% (LOC: Wachovia Bank, N.A.)
	(Notes C, E)	75,000

	CALIFORNIA—4.5%
27,239,353	Freddie Mac MFC Rev. Bonds, Ser. M001, 2.58% (LIQ: Freddie Mac) (Notes C, E)	27,239,353
10,000,000	GO RANS, 4.00% due 6/30/08	10,010,140
2,700,000	Gulf Coast, IDA Rev. Bonds (Citgo Petroleum Corp.) 2.65%
	(LOC: Royal Bank of Scotland PLC) (Note C)	2,700,000

		39,949,493

	COLORADO—0.6%
1,875,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 2.53%
	(LOC: U.S. Bank, N.A.) (Note C)	1,875,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 2.51% (LOC: Bank One, N.A.) (Note C)	2,000,000
1,700,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 2.53%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,700,000

		5,575,000

	CONNECTICUT—0.9%
8,035,000	HEFA Rev. Bonds (Yale University) Ser. S, 1.50%, due 6/4/08 (Note C)	8,035,000

	DISTRICT OF COLUMBIA—1.8%
15,600,000	Washington DC TRANS CP, Ser. A, 1.95%, due 5/8/08 (LOC: Wachovia Bank, N.A.)	15,600,000

	FLORIDA—6.5%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 2.75%
	(LOC: Fannie Mae) (Note C)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 2.75% (LOC: Fannie Mae) (Note C)	2,500,000
13,666,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 1.50%, due 6/30/08
	(LOC: BNP Paribas; Dexia Credit Local)	13,666,000
12,050,000	Miami-Dade Cty. IDA Rev. Bond, 2.73% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	12,050,000

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

$10,000,000	Polk Cty. IDA Rev. Bonds, 2.53% (LOC: Wells Fargo Bank, N.A.) (Note C)	$10,000,000
12,200,000	West Orange Health Dist. Rev. Bonds, Ser. B, 2.50% (LOC: SunTrust Bank) (Note C)	12,200,000

		57,441,000

	GEORGIA—0.4%
3,000,000	Douglas Cty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 2.53%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,000,000
750,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser. 1998, 2.60%
	(LOC: Bank of America, N.A.) (Notes C, E)	750,000

		3,750,000

	IDAHO—2.0%
17,500,000	Idaho Hsg. & Fin. Association, Ser. B, Class I, 2.95%, (LIQ: Lloyds TSB Bank PLC)	17,500,000

	ILLINOIS—4.8%
4,530,000	Chicago Enterprise Zone Rev. Bonds, 2.53% (LOC: Harris N.A.) (Note C)	4,530,000
3,500,000	Chicago MFH Rev. Bonds (Claras Village Proj.) 2.60% (LOC: Harris N.A.) (Note C)	3,500,000
5,595,000	Chicago MFH Rev. Bonds (Coppin House Proj.) 2.60% (LOC: Harris N.A.) (Note C)	5,595,000
200,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 2.60%
	(LOC: LaSalle Bank, N.A.) (Notes C, E)	200,000
300,000	DFA Rev. Bonds (Profile Plastics Proj.) 2.60% (LOC: LaSalle Bank, N.A.) (Note C)	300,000
2,650,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 2.70%
	(LOC: LaSalle Bank, N.A.) (Notes C, E)	2,650,000
8,918,000	Educ. Facs. Authority Rev. Bonds, 2.40%, due 5/22/08 (LOC: Northern Trust Corp.)	8,918,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 2.62%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,100,000
225,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 2.70% (LOC: LaSalle Bank, N.A.) (Note C)	225,000
835,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 2.70% (LOC: LaSalle Bank, N.A.) (Note C)	835,000
4,100,000	Lemont Env. Facs. Rev. Bonds (Citgo Petroleum Corp. Proj.) 2.65%
	(LOC: Bank of New York) (Note C)	4,100,000
2,180,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 2.90% (LOC: LaSalle Bank, N.A.)
	(Notes C, E)	2,180,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.60% (LOC: LaSalle Bank, N.A.) (Note C)	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 2.61% (LOC: PNC Bank, N.A.)
	(Notes C, E)	5,000,000
1,300,000	Richmond IDRB (Maclean Fogg Co. Proj.) 2.62% (LOC: Bank of America, N.A.)
	(Notes C, E)	1,300,000
300,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) 2.65% (Note C)	300,000

		45,363,000

	INDIANA—9.7%
24,000,000	DFA Rev. Bonds, CP Notes (Pure Air on Lake Proj.) 1.63%, due 7/7/08
	(LOC: Landesbank Hessen-Theuringen GZ)	24,000,000
1,225,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 2.58% (LOC: US Bank, N.A.)
	(Note C)	1,225,000
8,335,000	Indianapolis Airport Auth. Rev. Bonds, CP Notes, 1.88%, due 5/6/08
	(LOC: Bank One, N.A.)	8,335,000
15,000,000	Indianapolis Airport Auth. Rev. Bonds, CP Notes, 1.23%, due 5/6/08
	(LOC: Bank One, N.A.)	15,000,000
16,665,000	Indianapolis Airport Auth. Rev. Bonds, CP Notes, 1.48%, due 6/12/08
	(LOC: State Street Corp.; Fortis Bank)	16,665,000
12,900,000	Indianapolis MFH Rev. Bonds (Forest Ridge Apts. Proj.) Ser. A, 2.50%
	(LOC: RBS Citizens N.A.)	12,900,000

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

$ 1,200,000	Mt. Vernon PCR Bonds (General Electric Proj.) 2.52%
	(GTY: General Electric) (Note C)	$ 1,200,000
1,040,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 3.00%
	(LOC: Bank One, N.A.) (Note C)	1,040,000
800,000	Whiting Env. Fac. Bonds (BP Products N.A. Proj.) 2.65% (Note C)	800,000
2,100,000	Whiting Env. Fac. Bonds (Amoco Oil Co. Proj.) Ser. 2001, 2.65% (Note C)	2,100,000

		83,265,000

	IOWA—2.0%
650,000	Dubuque (Jeld-Wen Inc. Proj.) Ser. 1988, 2.70% (LOC: LaSalle Bank, N.A.)
	(Notes C, E)	650,000
10,000,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 2.53% (LOC: Wells Fargo Bank, N.A.)
	(Note C)	10,000,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 2.53% (LOC: Wells Fargo Bank, N.A.)
	(Note C)	4,998,000
2,000,000	Fin. Auth. Rev. Bonds (Embria Health) 2.45% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,000,000

		17,648,000

	KANSAS—0.2%
1,280,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 2.87% (LIQ: Wachovia Bank, N.A.)
	(Notes C, E)	1,280,000

	KENTUCKY—4.2%
32,470,000	Danville Multi-City Lease Rev. Bonds, 1.40%, due 6/2/08 (LOC: Fifth Third Bancorp)	32,470,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 2.50% (LOC: SunTrust Bank)
	(Notes C, E)	4,700,000

		37,170,000

	LOUISIANA—4.1%
15,700,000	Calcasieu Parish IDA Rev. Bonds, (Citgo Petroleum Corp. Proj.) 2.65%
	(LOC: BNP Paribas) (Note C)	15,700,000
650,000	East Baton Rouge Parish Rev. Bonds (Exxon Proj.) 2.70% (Note C)	650,000
1,000,000	Saint Charles Parish Pollution Control Rev. Bonds (Shell Oil Co. Proj.),
	Ser. A, 2.65% (Note C)	1,000,000
3,600,000	Saint Charles Parish Pollution Control Rev. Bonds (Shell Oil Co. Proj.),
	Ser. B, 2.60% (Note C)	3,600,000
15,405,000	Jefferson Parish Hospital Rev. Bonds, 2.51% (LOC: JPMorgan Chase Bank, N.A.)
	(Notes C, E)	15,405,000

		36,355,000

	MARYLAND—0.5%
4,600,000	Maryland State Health and Higher Ed. (Pooled Land Proj.) Ser. D, 2.42% (Note C)	4,600,000

	MICHIGAN—1.2%
8,300,000	HDA Rev. Bonds (Alderwood Proj.) 2.60% (LOC: FHLB) (Note C)	8,300,000
1,520,000	Lowell IDRB (Litehouse Proj.) 2.55% (LOC: Fifth Third Bancorp) (Note C)	1,520,000
765,000	Strategic Fund PCR (Jo-Mar Family/Troy Tube & Mfg. Proj.) 2.56%
	(LOC: Fifth Third Bancorp) (Note C)	765,000

		10,585,000

	MINNESOTA—4.1%
3,000,000	Eden Prairie MFH Rev. Bonds, 2.53% (LOC: LaSalle Bank, N.A.) (Note C)	3,000,000
14,000,000	HFA Rev. Bonds, 3.78%, put 8/11/08	14,000,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

$16,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 2.53%
	(LOC: LaSalle Bank, N.A.) (Note C)	$16,950,000
2,700,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 2.53%
	(LOC: LaSalle Bank, N.A.) (Note C)	2,700,000

		36,650,000

	MISSISSIPPI—1.3%
11,500,000	Business Fin. Corp. IDRB (Chevron USA Inc. Proj.) 2.70% (Note C)	11,500,000

	MISSOURI—0.4%
600,000	IDRB (Filtration Group Inc.) 2.70% (LOC: LaSalle Bank, N.A.) (Notes C, E)	600,000
3,000,000	Pub. Util. Rev. Notes, 4.75%, due 9/1/08 (GIC: Fifth Third Bancorp)	3,009,274

		3,609,274

	NEW JERSEY—0.5%
635,000	EDA Rev. Bonds (Accurate Box Co.) 2.53% (LOC: Wells Fargo Bank, N.A.) (Note C)	635,000
3,500,000	Elizabeth GO BANS, 4.25%, due 6/19/08	3,502,483

		4,137,483

	NEW MEXICO—0.1%
500,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998, 2.65%
	(LOC: Bank of America, N.A.) (Notes C, E)	500,000

	NEW YORK—4.4%
5,000,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 2.55%
	(LOC: Landesbank Hessen-Theuringen GZ) (Note C)	5,000,000
28,500,000	HFA Rev. Bonds (42nd & 10th Proj.) Ser. A, 2.75% (Note C)	28,500,000
5,000,000	Long Island Power Auth., Ser. 3A, 2.40% (LOC: JPMorgan Chase Bank) (Note C)	5,000,000

		38,500,000

	OHIO—3.2%
11,000,000	Air Quality Dev. Auth. Rev. Bonds (First Energy) 2.57%
	(LOC: Wachovia Bank, N.A.) (Note C)	11,000,000
5,500,000	Columbus Regional Arpt. Authority, Ser A, 2.20%, due 6/3/08 (LOC: Calyon)	5,500,000
8,500,000	Columbus Regional Arpt. Authority, Ser B, 1.33%, due 6/10/08 (LOC: Calyon)	8,500,000
2,900,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) Ser. 2002, 2.65% (Note C)	2,900,000
700,000	Solid Waste Rev. Bonds (BP Prods. North America) 2.65% (Note C)	700,000

		28,600,000

	OKLAHOMA—0.3%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 2.90%
	(LOC: Bank of America, N.A.) (Notes C, E)	2,850,000

	OREGON—0.2%
1,600,000	EDR Bonds (Antelope Acquisition Proj.) 2.63% (LOC: US Bank, N.A.) (Note C)	1,600,000

	PENNSYLVANIA—4.1%
1,000,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 2.80%
	(LOC: Wachovia Bank, N.A.) (Note C)	1,000,000
6,000,000	Philadelphia GO TRANS, 4.50%, due 6/30/08	6,007,918
29,548,000	Venango IDA Bonds (Scrubgrass Proj.) Ser. A, 2.35% due 5/5/08
	(LOC: Dexia Credit Local)	29,548,000

		36,555,918

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	PUERTO RICO—3.4%
$30,000,000	Puerto Rico GO TRANS, 4.25%, due 7/30/08 (LOC:Bank of Novia Scotia;
	BNP Paribas; Fortis Bank; Banco Bilbao Vizcaya Argentaria, S.A.;
	KBC Bank NV; Banco Santander, S.A.)	$ 30,061,445

	RHODE ISLAND—0.3%
2,500,000	Ind. Fac. Corp. IDRB (ExxonMobil Proj.) 1.70% (LOC: ExxonMobil) (Note C)	2,500,000

	SOUTH CAROLINA—3.8%
7,900,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 2.65% (Note C)	7,900,000
2,000,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 2.60% (Note C)	2,000,000
5,600,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97, 2.70%
	(LOC: UBS AG) (Note C)	5,600,000
7,400,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98, 2.70%
	(LOC: Deutsche Bank, AG) (Note C)	7,400,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97, 2.55%
	(LOC: Wachovia Bank, N.A.) (Note C)	4,000,000
1,115,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.) Ser. 2006, 2.55%
	(LOC: PNC Bank, N.A.) (Notes C, E)	1,115,000
3,100,000	Jobs EDA Rev. Bonds (Brown Packaging Co. Inc.) 2.59% (LOC: SunTrust Bank) (Note C)	3,100,000
900,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 2.61%
	(LOC: Wachovia Bank, N.A.) (Note C)	900,000
1,405,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 2.61%
	(LOC: PNC Bank, N.A.) (Notes C, E)	1,405,000

		33,420,000

	TEXAS—13.1%
12,970,000	Austin Util. Sys. IAM, Ser. A, 1.75%, due 6/10/08
	(LOC: JPMorgan Chase Bank, N.A.; State Street Corp.)	12,970,000
28,500,000	Calhoun Cty. Nav. IDRB (Formosa Plastics Corp.) 2.44% (Note C)	28,500,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 2.68%
	(LIQ: Fannie Mae) (Note C)	6,000,000
7,200,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Villas at Henderson Proj.) 2.50%
	(LOC: Citigroup, Inc.) (Note C)	7,200,000
800,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
	Ser. 2003B, 2.65% (Note C)	800,000
2,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
	Ser. 97, 2.65% (Note C)	2,500,000
700,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (BP Amoco Chem. Proj.)
	2.65% (Note C)	700,000
1,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (BP Amoco Chem. Proj.)
	Ser. B, 2.65% (Note C)	1,500,000
12,590,000	Harris Cty. IDC Rev. Bonds (Exxon Proj.) 2.48% (Note C)	12,590,000
20,150,000	Houston Hotel Occupancy CP Notes, 1.90% due 6/9/08 (LOC: Bank of New York)	20,150,000
5,835,000	Lower Neches Valley Auth. Rev. Bonds (ExxonMobil Proj.) 2.70% (Note C)	5,835,000
1,400,000	Lower Neches Valley Auth. Rev. Bonds (ExxonMobil Proj.) Ser. A-2, 2.60% (Note C)	1,400,000
7,000,000	Manor ISD GO Bonds (MUNITOPS 2006-59) 2.44%,(LIQ: ABN-AMRO Bank N.V.)
	(Notes C, E)	7,000,000
1,500,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 2.65%
	(LOC: Bank of America, N.A.) (Notes C, E)	1,500,000
3,815,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 2.58%
	(LOC: Bank One, N.A.) (Note C)	3,815,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.)
	Ser. 1998, 2.65% (LOC: Bank of America, N.A.) (Notes C, E)	2,000,000
1,450,000	West Side Calhoun Cty. Rev. Bonds (BP Chemicals) Ser. 1996, 2.65% (Note C)	1,450,000

		115,910,000

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	UTAH—1.0%
$ 5,000,000	Hsg. Rev. Bonds (Pointe Apts. Proj.) 2.51% (LOC: DEPFA Bank) (Note C)	$ 5,000,000
3,360,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 2.43% (Note C)	3,360,000

		8,360,000

	VARIOUS STATES—3.7%
22,325,250	Freddie Mac MFC Rev. Bonds, Ser. M002, 2.58% (LIQ: Freddie Mac) (Notes C, E)	22,325,250
10,554,804	Freddie Mac MFC Rev. Bonds, Ser. M008, 2.58% (LIQ: Freddie Mac) (Notes C, E)	10,554,804

		32,880,054

	VIRGINIA—1.2%
5,000,000	King George Cty. Rev. Bonds (Birchwood Power 1995 Proj.) 2.97%
	(LOC: Bank of Nova Scotia) (Note C)	5,000,000
5,200,000	King George Cty. Rev. Bonds (Birchwood Power 1997 Proj.) 2.97%
	(LOC: Bank of Nova Scotia) (Note C)	5,200,000

		10,200,000

	WASHINGTON—7.1%
800,000	EDA Rev. Bonds (Seadrunar Proj.) 2.44% (LOC: US Bank, N.A.) (Note C)	800,000
2,540,000	EDA Rev. Bonds (Waste Mgmt. Proj.) 2.63% (LOC: Bank of America, N.A.) (Note C)	2,540,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.), Ser. A, 2.50% (LOC: Fannie Mae) (Note C)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 2.50% (LOC: Fannie Mae) (Note C)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle’s Landing Apt. Proj.) 2.50% (LOC: Fannie Mae) (Note C)	6,365,000
7,400,000	HFC Rev. Bonds (Olympics Place Proj.) 2.50% (LOC: U.S. Bank, N.A.) (Note C)	7,400,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 2.50% (LOC: Fannie Mae) (Note C)	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 2.65% (LOC: US Bank, N.A.)
	(Note C)	2,250,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 2.65% (LOC: US Bank, N.A.) (Note C)	1,700,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 2.50% (LOC: Fannie Mae) (Note C)	4,620,000
2,125,000	Kitsap Cty. IDA Rev. Bonds, 2.53% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,125,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 2.65% (LOC: US Bank, N.A.)
	(Note C)	800,000
1,800,000	Port Bellingham IDA Rev. Bonds (BP West Coast Prods.) 2.65% (Note C)	1,800,000
10,525,000	Port of Seattle Rev. Bonds, Ser. 2002A2, 2.25% due 5/2/08
	(LOC: Bayerische Landesbank GZ)	10,525,000
4,675,000	Port of Seattle Rev. CP, Ser. B-2, 2.30%, due 6/5/08 (LOC: Bayerische Landesbank GZ)	4,675,000

		63,120,000

	WISCONSIN—1.1%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.10% (LOC: Bank One, N.A.)
	(Note C)	3,000,000
1,460,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.10% (LOC: Bank One, N.A.)
	(Note C)	1,460,000
5,400,000	Superior IDRB (Surface Mount Technology Proj.) 2.53%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	5,400,000

		9,860,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $886,475,667)—100.2%	886,475,667

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.2%)	(2,099,749)

	NET ASSETS—100.0%	884,375,918

Please see accompanying notes to financial statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS
	CALIFORNIA—95.7%
$ 3,000,000	ABAG Fin. Auth. Non-Profit Corps., Rev. Bonds (Wright Institute Proj.) 2.45%
	(LOC: Allied Irish Banks, PLC) (Note C)	$ 3,000,000
1,900,000	ABAG Fin. Auth. Non-Profit Corps., Rev. Bonds (Jewish Home San Francisco Proj.)
	2.35% (LOC: Allied Irish Banks, PLC) (Note C)	1,900,000
3,300,000	Alameda Cty. IDA Rev. Bonds (Convergent Laser) 2.43%
	(LOC: Comerica Bank) (Note C)	3,300,000
2,625,000	Alameda Cty. IDA Rev. Bonds (White Brothers) 2.43%
	(LOC: Comerica Bank) (Note C)	2,625,000
3,235,000	Baldwin Park COP, 2.67% (LOC: Allied Irish Banks, PLC) (Note C)	3,235,000
9,200,000	Big Bear Lake Rev. Bonds (Southwest Gas Corp.) Ser. A, 2.61%
	(LOC: KBC Bank NV) (Note C)	9,200,000
900,000	Dept. of Water Resources Rev. Bonds, Ser. B-2, 2.55% (LOC: BNP Paribas) (Note C)	900,000
17,800,000	Dept. of Water Resources Rev. Bonds, Ser. C-1, 2.60%
	(LOC: Dexia Credit Local, S.A.) (Note C)	17,800,000
3,000,000	Dept. of Water Resources Rev. Bonds, Ser C-8, 2.15%
	(LOC: Bayerische Landesbank GZ) (Note C)	3,000,000
7,000,000	Econ. Rec. Bonds, Ser. C11, 2.00% (LOC: BNP Paribas) (Note C)	7,000,000
12,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 2.00% (Note C)	12,900,000
25,516,464	Freddie Mac MFC Rev. Bonds, Ser. M001, 2.58% (LIQ: Freddie Mac) (Notes C, E)	25,516,464
10,657,874	Freddie Mac MFC Rev. Bonds, Ser. M007, 2.58% (LIQ: Freddie Mac) (Notes C, E)	10,657,874
2,000,000	GO Bonds, Ser. A-1, 2.40% (LOC: Fortis Bank) (Note C)	2,000,000
3,700,000	GO Bonds, Ser. C-2, 2.30% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3,700,000
10,000,000	GO RANS, 4.00%, due 6/30/08	10,010,140
16,900,000	HFA Rev. Bonds, (MFH III) Ser. G, 3.66% (LIQ: Fannie Mae) (Note C)	16,900,000
4,080,000	HFA Rev. Bonds, (Home Mortgage) Ser. 2006F, 2.55% (LIQ: Fortis Bank) (Note C)	4,080,000
1,495,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 2.53%
	(LOC: Comerica Bank) (Note C)	1,495,000
3,000,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 2.43%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,000,000
6,140,000	Infrastructure & EDR Bonds (Alergacy Food Service Prods.) 3.50%
	(LOC: Comerica Bank) (Note C)	6,140,000
2,760,000	Infrastructure & EDR Bonds, Ser. A, 2.53% (LOC: Comerica Bank) (Note C)	2,760,000
1,800,000	Irvine Ranch Water Dist. Rev. Bonds, Ser. 1985B, 2.45%
	(LOC: Landesbank Hessen-Theuringen GZ) (Note C)	1,800,000
3,300,000	Irvine Ranch Water Dist. Rev. Bonds, Ser. B, 2.45%
	(LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3,300,000
4,700,000	Irvine Improve. Brd. Act 1915, Rev. Bonds, 2.19%
	(LOC: State Street Bank & Trust Co.) (Note C)	4,700,000
737,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 2.19%
	(LOC: State Street Bank & Trust Co.) (Note C)	737,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 2.44%
	(LOC: Fannie Mae) (Note C)	7,700,000
19,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 2.44% (LOC: FHLB) (Note C)	19,000,000
5,000,000	Los Angeles Cty. MTA Rev. Bonds, 1.40%, due 7/2/08
	(LOC: Dexia Credit Local, BNP Paribas)	5,000,000
3,600,000	Los Angeles Community Redev. Rev. Bonds (Wilshire Station Apts. Proj,) 2.48%
	(LOC: Bank of America, N.A.) (Note C)	3,600,000
4,500,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. A, 2.67% (LOC: BNP Paribas) (Note C)	4,500,000
1,200,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. C-1, 2.40% (LOC: BNP Paribas) (Note C)	1,200,000
4,300,000	Los Angeles MFH Rev. Bonds (Watts/Athens Apts. Proj.) 2.44% (LOC: FHLB) (Note C)	4,300,000
1,000,000	Los Angeles Municipal Imp. Auth. Rev. Bonds CP Notes, 2.30%, due 5/6/08
	(LOC: Bank of America, N.A)	1,000,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

$ 1,000,000	Los Angeles Municipal Imp. Auth. Rev. Bonds CP Notes, Ser. A-2, 2.25%, due 5/6/08
	(LOC: Bank of America, N.A)	$ 1,000,000
15,270,000	Northern CA Transportation Agency TECP, 1.80%, due 5/6/08 (LIQ: WestLB AG)	15,270,000
3,300,000	Northern CA Transportation Agency TECP, 1.25%, due 5/7/08 (LIQ: WestLB AG)	3,300,000
200,000	Ontario IDA Rev. Bonds (Winsford Partners) Ser. A, 2.60%
	(LOC: Citigroup, Inc.) (Note C)	200,000
15,200,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric), Ser. B, 2.60% (Note C)	15,200,000
13,550,000	Riverside Cty. COP Notes, 1.85%, due 5/8/08 (LOC: Bank of America, N.A.)	13,550,000
3,300,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT), Ser. 2000SSS, 2.60%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	3,300,000
5,000,000	San Diego Hsg. Rev. Bonds, 2.47% (LOC: Citigroup, Inc.) (Note C)	5,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 2.30%
	(LOC: Allied Irish Banks, PLC) (Note C)	1,000,000
950,000	San Francisco City & County Hsg. Rev. Bonds (Derek Silva Community) 2.43%
	(LOC: Citibank, N.A.) (Note C)	950,000
15,000,000	San Gabriel Council Govt. TECP, 1.35%, due 7/7/08, (LOC: Bayerische Landesbank GZ)	15,000,000
3,020,000	San Rafael Redev. Agency Rev. Bonds, Ser A., 2.59% (LOC: Citigroup, Inc.) (Note C)	3,020,000
4,500,000	San Jose Redev. Agency Tax Allocation (Set Aside-Merged), Ser. C, 2.59% (Note C)	4,500,000
5,800,000	South San Franscisco MFH (Magnolia Plaza Apts.), Ser. A, 2.63% (Note C)	5,800,000
5,250,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.), Ser. 1994, 2.30% (Note C)	5,250,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 2.44% (LIQ: Fannie Mae) (Note C)	5,000,000
2,470,000	Statewide CDA Rev. Bonds (Crossing Madera) 2.44% (LOC: Citigroup, Inc.) (Note C)	2,470,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Senor Proj.) 2.44%
	(LOC: Citigroup, Inc.) (Note C)	3,340,000
8,200,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 2.45%
	(LIQ: Fannie Mae) (Note C)	8,200,000
1,900,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 2.44%
	(LOC: Citigroup, Inc.) (Note C)	1,900,000
1,230,000	Statewide CDA Rev. Bonds (Masters College Proj.) 2.15%
	(LIQ: U.S. Bank, N.A.) (Note C)	1,230,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 2.44% (LIQ: Fannie Mae) (Note C)	3,600,000
3,710,000	Statewide CDA Rev. Bonds (Tyrella Gardens Apt. Proj.) 2.95%
	(LOC: Citigroup, Inc.) (Note C)	3,710,000
7,090,000	University of CA Board of Regents TECP, 1.45%, due 5/7/08	7,090,000
11,659,000	University Institute CP Notes, 2.25%, due 5/5/08 (LOC: State Street Bank & Trust Co.)	11,659,000
5,841,000	University Institute CP Notes, Ser. A, 2.10%, due 6/2/08
	(LOC: JPMorgan Chase Bank, N.A.)	5,841,000

		354,336,478

	PUERTO RICO—4.1%
15,000,000	Puerto Rico GO TRANS, 4.25%, due 7/30/08 (LOC: Bank of Novia Scotia;
	BNP Paribas; Fortis Bank; Banco Bilbao Vizcaya Argentaria, S.A.; KBC Bank NV;
	Banco Santander, S.A.)	15,030,722

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $369,367,200)—99.7%	369,367,200

	OTHER ASSETS AND LIABILITIES, NET—0.3%	1,052,956

	NET ASSETS—100.0%	$370,420,156

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS
	NEW YORK—97.0%
$3,700,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.), Ser. A, 2.40%
	(LOC: Fannie Mae) (Note C)	$3,700,000
2,250,000	Allegany Cty. IDA Rev. Bonds (Atlantic Richfield Proj.) 2.60% (Note C)	2,250,000
5,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 3.60%, due 5/15/08	5,000,000
1,900,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 2.20%
	(LOC: Bank of New York) (Note C)	1,900,000
8,600,000	Energy Research & Dev. Auth. Facs. Rev. Bonds (Long Island Ltd.), Ser. A, 2.75%
	(LOC: Royal Bank of Scotland Group PLC) (Note C)	8,600,000
5,200,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 2.55%
	(LOC: Citigroup, Inc.) (Note C)	5,200,000
715,000	Environmental Facs. Rev. Bonds (Putter 613) 2.51%
	(LIQ: JPMorgan Chase Bank, N.A.) (Notes C, E)	715,000
500,000	Environmental Facs. Rev. Bonds (General Electric Co. Proj.), Ser. A, 2.46% (Note C)	500,000
2,120,000	Forest City, New Rochelle (Beneficial Owner) 2.50%
	(LOC: Wachovia Bank, N.A.) (Note C)	2,120,000
2,500,000	Geneva HFA Rev. Bonds (Depaul Community Facs.), Ser. A, 2.40%
	(LOC: FHLB) (Note C)	2,500,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.), Ser. A, 2.87%
	(LIQ: Fannie Mae) (Note C)	3,000,000
4,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A, 2.55%
	(LOC: Fleet National Bank) (Note C)	4,500,000
9,600,000	HFA Rev. Bonds (345 East 94th St. Proj.) 2.55% (LOC: Freddie Mac) (Note C)	9,600,000
4,000,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 2.54%
	(LOC: Landesbank Hessen-Theuringen GZ) (Note C)	4,000,000
2,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 2.52%
	(LOC: Landesbank Hessen-Theuringen GZ) (Note C)	2,600,000
9,000,000	HFA Rev. Bonds (42nd & 10th St. Proj.), Ser. A, 2.75%
	(LOC: Landesbank Baden-Wuerttemberg GZ) (Note C)	9,000,000
9,000,000	HFA Rev. Bonds (Clinton Green South Proj.), Ser. A, 2.75%
	(LOC: Bank of America, N.A.) (Note C)	9,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.), Ser. A, 2.45% (LOC: FHLB) (Note C)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 2.55% (LOC: Fannie Mae) (Note C)	2,250,000
3,900,000	LGAC Rev. Bonds, 2.50% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3,900,000
2,900,000	LGAC Rev. Bonds, Ser. B, 2.40% (LOC: Bank of Nova Scotia) (Note A)	2,900,000
9,000,000	Local Assistance Corp. Rev. Bonds, Ser. B, 2.70% (LOC: WestLB AG) (Note C)	9,000,000
2,000,000	Long Island Power Auth. Rev. Bonds, 5.12%, prerefunded 6/1/08 @ 101 (Note D)	2,022,387
400,000	Long Island Power Auth. Rev. Bonds, Ser. 1B, 2.52%
	(LOC: State Street Bank & Trust Co.) (Note C)	400,000
5,700,000	Long Island Power Auth. Rev. Bonds, Ser. 2A, 2.70% (LOC: WestLB AG) (Note C)	5,700,000
2,250,000	Long Island Power Auth. Rev. Bonds, Ser. 2B, 2.35%
	(LOC: Bayerische Landesbank GZ) (Note C)	2,250,000
3,000,000	Long Island Power Auth. Rev. Bonds, Ser. 3A, 2.40%
	(LOC: JPMorgan Chase Bank, N.A.; Landesbank Baden-Wuerttemburg) (Note C)	3,000,000
6,000,000	MTA Rev. Bonds, TECP Notes, 2.20%, due 5/2/08 (LOC: ABN-AMRO Bank N.V.)	6,000,000
2,000,000	MTA Rev. Bonds, TECP Notes, 2.35%, due 5/5/08 (LOC: ABN-AMRO Bank N.V.)	2,000,000
6,720,000	NYC Cap. Resource Corp. (Enhanced Assistance), Ser. B, 2.39%
	(LOC: Bank of America, N.A.) (Notes C)	6,720,000
3,400,000	NYC GO Bonds, Sub-Ser. E4, 2.50% (LOC: Fortis Bank) (Note C)	3,400,000
1,150,000	NYC GO Bonds, Sub-Ser. I6, 2.50% (LOC: Calsters) (Note C)	1,150,000
4,900,000	NYC GO Bonds, Ser. F-6, 2.42% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4,900,000
3,200,000	NYC GO Bonds, Sub-Ser. J2, 2.90% (Note C)	3,200,000
1,620,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 2.50% (LOC: Citibank, N.A.) (Note C)	1,620,000

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

$ 3,900,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 2.52%
	(LIQ: Freddie Mac) (Note C)	$ 3,900,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 2.50% (LOC: Fannie Mae) (Note C)	5,000,000
3,000,000	NYC HDC Rev. Bonds (Spring Creek Proj.) Ser I-IIA, 2.50%
	(LOC: Citibank, N.A.) (Note C)	3,000,000
800,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 2.42%
	(LOC: Allied Irish Bank PLC) (Note C)	800,000
10,000,000	NYC IDA Rev. Bonds (Korean Airlines) 2.56% (LOC: HSBC Bank USA) (Note C)	10,000,000
1,795,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 2.40%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	1,795,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 2.47%
	(LOC: Wachovia Bank, N.A.) (Note C)	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 2.43%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	700,000
2,700,000	NYC Muni Fin. Auth. Rev. Bonds, 2.50 (LIQ: Fortis Bank) (Note C)	2,700,000
6,250,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. AA1, 2.50%
	(LIQ: State Street Bank & Trust Co.; Calsters) (Note C)	6,250,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 2.42%
	(LIQ: Citibank, N.A.) (Notes C, E)	1,000,000
2,200,000	NYC Transitional Fin. Auth. Rev. Bonds (MERLOT) 2.72%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	2,200,000
6,200,000	NYC Transitional Future Tax Secured, 2.65%
	(LIQ: JPMorgan Chase Bank, N.A.) (Note C)	6,200,000
3,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 1.52%, due 7/2/08
	(LIQ: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of
	New York; Bayerische Landesbank GZ; Wachovia Bank, N.A.;
	Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	3,000,000
6,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 1.37%, due 7/7/08
	(LIQ: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of
	New York; Bayerische Landesbank GZ; Wachovia Bank, N.A.;
	Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	6,000,000
11,000,000	Syracuse IDA Bonds (Crouse Health Hospitals) Ser. A, 2.58% (Note C)	11,000,000
2,800,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A, 2.40%
	(LIQ: Dexia Credit Local; Triborough B&T) (Note C)	2,800,000
7,400,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B-4, 2.40%
	(LIQ: Landesbank Baden-Wuerttemberg; Triborough B&T) (Note C)	7,400,000
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Sub-Ser. B-2, 2.50%
	(LIQ: Dexia Credit Local) (Note C)	1,100,000
1,882,000	Wappinger GO BANS, 4.25%, due 5/2/08	1,882,030

		214,724,417

	PUERTO RICO—2.3%
5,000,000	Puerto Rico GO TRANS, 4.25%, due 7/30/08 (LOC: Bank of Nova Scotia;
	BNP Paribas; Fortis Bank; Banco Bibao Vizcaya Argentaria, S.A.;
	KBC Bank; Banco Santander, S.A.)	5,010,241

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $219,734,658)—99.3%	219,734,658

	OTHER ASSETS & LIABILITIES, NET—0.7%	1,549,261

	NET ASSETS—100.0%	$221,283,919

Please see accompanying notes to financial statements.

36

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Schedules of Investments — April 30, 2008 (Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2008. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2008, the aggregate market value of these securities, valued at amortized cost, is $275,000,000 representing 1.4% of net assets of the Money Market Portfolio.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2008, the securities amounted to $4,873,395,463 or 24.2% of net assets of the Money Market Portfolio, $115,929,407 or 13.1% of net assets of the Municipal Portfolio, $39,474,338 or 10.7% of net assets of the California Portfolio, and $3,915,000 or 1.8% of net assets of the New York Portfolio. These securities have been deemed liquid by the Board of Directors.

(F)	Security may be called at issuer’s option prior to maturity date.

Description of Abbreviations

ABAG	Association of Bay Area Governments	HFC	Housing Finance Commission
AIG	American International Group	IDA	Industrial Development Authority
BANS	Bond Anticipation Notes	IDB	Industrial Development Board
CDA	Community Development Authority	IDC	Industrial Development Corporation
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bond
CP	Commercial Paper	ISD	Independent School District
DFA	Developmental Finance Authority	LGAC	Local Government Advisory Committee
EDA	Economic Development Authority	LIQ	Liquidity Agreement
EDC	Economic Development Corporation	LOC	Letter of Credit
EDR	Economic Development Revenue	MERLOT	Municipal Exempt Receipt Liquidity Optional
FHLB	Federal Home Loan Bank		Tender
FHLMC	Federal Home Loan Mortgage Corporation	MFC	Multi-Family Certificates
GIC	Guaranteed Investment Contract	MFH	Multi-Family Housing
GO	General Obligation	MTA	Metropolitan Transportation Authority
GTY	Guarantee	PCR	Pollution Control Revenue Bond
HDA	Housing Development Authority	RANS	Revenue Anticipation Notes
HDC	Housing Development Corporation	TECP	Tax-Exempt Commercial Paper
HEFA	Housing & Educational Finance Authority	TRANS	Tax & Revenue Anticipation Notes
HFA	Housing Finance Authority

Please see accompanying notes to financial statements.

37

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2008 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Company (the “Independent Directors”), met to consider the approval of the continuance of the Investment Management Agreement between the Company, on behalf of each Portfolio, and TD Asset Management USA Inc. at a meeting held on March 25, 2008. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Portfolio and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and class compared to a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information regarding the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel, independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act provided guidance to the Independent Directors.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2007 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager. The Board also reviewed fees and expense ratios of a group of comparable funds selected by the Investment Manager.

Specifically, the Board considered data based on information provided by Lipper, indicating that, with respect to the fees and expense ratios of each Portfolio for the fiscal year ended October 31, 2007:

  the Money Market Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
  the U.S. Government Portfolio‘s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
  the Municipal Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
  the California Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
  the New York Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.

The Board noted that each class’ total expense ratio was generally above the median total expense ratio of its respective peer group, except the total expense ratio of each of the Premium Class and Select Class of the Money Market Portfolio was below the median total expense ratio of its respective peer group. The Board noted that with respect to the classes whose total expense ratio was above the median total expense ratio of its peer group, each Class' Rule 12b-1 service fees had a strong correlation to such difference.

38

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager has served as adviser to The Toronto-Dominion Bank.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors of the Company (and other funds previously advised by the Investment Manager), including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Portfolios and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio or class (where applicable), as well as the performance of a group of comparable funds selected by the Investment Manager and Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio as well as the performance of a group of comparable funds selected by the Investment Manager.

The Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Company. The Board was presented with a report prepared by management and independent consultants reviewing the Investment Manager’s profitability. On the basis of the consultant's report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profit was not unreasonable in light of the services provided to the Company.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Company, whether the Company has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

39

The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each Portfolio grows. The breakpoints largely correspond with the asset levels at which the Investment Manager indicated it anticipated that it would experience economies of scale. The Board concluded that potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate, and that for the fiscal year ended October 31, 2007, only the Money Market Portfolio and U.S. Government Portfolio had reached their respective specified asset levels to trigger the breakpoints to their respective advisory fee rates. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolios, including for administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company, such as those noted above, were not unreasonable.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement.

40

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment adviser or TD AMERITRADE Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 1-800-431-3500; or TD AMERITRADE, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 1-800-669-3900.

Term of
Office
		with the		Number of
	Position(s)	Company		Portfolios in	Other
	Held with	and Length		Company	Directorships
	the	of Time	Principal Occupation(s)	Overseen	Held by
Name, Address And Age	Company	Served†	During Past 5 Years	by Director	Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple	9	None
		12/12/95	Foundation since February 2007; Chairman
c/o TD Asset Management USA Inc.			of CheckSpring Community Corporation
31 West 52nd Street			from 2004 through June 2007; Chief
New York, NY 10019			Executive Officer of American Red Cross
(Nassau County Chapter) from June 2003
Age 65			through 2004; Chief Operating Officer of
National Center for Disability Services in
2002; President of Teamwork Management,
Inc. from 1996 through 2001; Trustee of The
Shannon McCormack Foundation since 1988,
The Kevin Scott Dalrymple Foundation since
1993; Director of Dime Bancorp, Inc. from
1990 through January 2002; Director of the
Council of Independent Colleges since 2000.

PETER B.M. EBY	Director	Since	Retired.	9	Director of Leon’s
		6/6/02			Furniture Limited
c/o TD Asset Management USA Inc.					since May 1977;
31 West 52nd Street					Director of Sixty-
New York, NY 10019					Split Corp. since
March 2001;
Age 70					Director of
George Weston
Limited since May
2000; and Director
of RSplit II Corp.
since April 2004.

LAWRENCE J. TOAL	Director	Since	Vice Chairman of the Board of Trustees for	9	None
		12/12/95	Big Brothers/Big Sisters of New York City
c/o TD Asset Management USA Inc.			since 2000; Chairman of the Board of
31 West 52nd Street			Trustees of the Healthcare Chaplaincy since
New York, NY 10019			1990; Chairman, President and Chief
Executive Officer of Dime Bancorp, Inc.
Age 71			from January 1997 through June 2000 and
President, and Chief Executive Officer of
Dime Bancorp, Inc. from July 2000 through
February 2002 and Chief Executive Officer
of The Dime Savings Bank of New York,
FSB from January 1997 to February 2002.

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant,	9	None
	and	12/12/95	rendering investment management, tax
c/o TD Asset Management USA Inc.	Director		and estate planning services to individual
31 West 52nd Street			clients, and strategic planning advice to
New York, NY 10019			corporate clients since 1989.

Age 76

41

Term of Office
with the Company
Name, Address	Position(s) Held	and Length of	Principal Occupation(s)
And Age	with the Company	Time Served†	During Past 5 Years

Officers Who Are Not Directors

DAVID A. HARTMAN	President and Chief	Since 3/22/07	Since January 2006, Managing Director
	Executive Officer		of the Investment Manager, from
c/o TD Asset Management USA Inc.			October 1995 to December 2005, Chief
31 West 52nd Street			Investment Officer and Senior Vice
New York, NY 10019			President of the Investment Manager.

Age 61

CHRISTOPHER SALFI	Treasurer and Chief	Since 3/6/03	Since June 2003, Senior Director of
	Financial Officer		Administration of SEI Investments; from
c/o SEI Investments			January 1998 to June 2003, Fund
One Freedom Valley Drive			Accounting Director of SEI Investments.
Oaks, PA 19456

Age 42

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04 and	Since January 2006, Managing Director,
	Officer, Vice	11/2/99	and since June 2004, Chief Compliance
c/o TD Asset Management USA Inc.	President, and		Officer, of the Investment Manager;
31 West 52nd Street	Assistant Secretary		Senior Vice President of TD Asset
New York, NY 10019			Management USA Inc. (from August
1996 to December 2005) and TD
Age 48			Waterhouse Investor Services, Inc. from
June 1997 to December 2005.

ERIC KLEINSCHMIDT	Assistant Treasurer	Since 3/25/08	Since November 2004, Fund Accounting
Director of SEI Investments; From July
c/o SEI Investments			1999 to November 2004, Fund
One Freedom Valley Drive			Accounting Manager of SEI Investments.
Oaks, PA 19456

Age 40

DAVID FAHERTY	Secretary	Since 3/25/08	Since June 2007, employee of Citi Fund
Services Ohio, Inc.; from August 2006
c/o Citi Fund Services Ohio, Inc.			through June 2007, employee of
100 Summer Street, Suite 1500			Investors Bank & Trust Company; from
Boston, MA 02110			January 2005 through September 2005,
employee of FDIC; from September 1998
Age 38			through January 2001, employee of
IKON Office Solutions, Inc.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2008.
†††	Mr. Staudter is considered an “interested person” of the Company under the 1940 Act because he owns shares of The Toronto- Dominion Bank stock.

42

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Semiannual Report
April 30, 2008 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund
– Institutional Class
– Institutional Service Class

TDAM Institutional U.S. Government Fund
– Institutional Class
– Institutional Service Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS

George F. Staudter† Independent Financial Consultant	Lawrence J. Toal Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple President, The Kevin Scott Dalrymple Foundation	Peter B. M. Eby Corporate Director

EXECUTIVE OFFICERS

David A. Hartman	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Michele R. Teichner	Eric Kleinschmidt
Chief Compliance Officer	Assistant Treasurer

David Faherty
† Interested Director	Secretary

Service Providers

Investment Manager
& Administrator
TD Asset Management USA Inc.
31 West 52nd Street
New York, NY 10019

Independent Registered
Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Transfer Agent
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Independent Directors Counsel
Morrison & Foerster LLP
2000 Pennsylvania Avenue, N.W.
Washington, DC 20006

2

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

U.S. financial markets remained unsettled during the first half of the current fiscal year which ended April 30, 2008. Equities struggled amid lingering concern that a global credit crunch triggered last summer by defaults in the U.S. subprime mortgage market might dampen economic and earnings growth. The potential economic harm from tighter credit conditions prompted policy makers, notably the Federal Reserve Open Market Committee (Federal Reserve), to take significant action to pump liquidity into the financial markets in order to provide stability and restore confidence.

For one, the Federal Reserve has dramatically reduced short-term interest rates. In all, it has lowered the federal funds rate by 3.25 percentage points since last September, including a three-quarter point cut between scheduled meetings on January 22. Its most recent rate cut was 25 basis points on April 30, which brought the federal funds rate to 2.00%. The Federal Reserve has also opened its lending facilities to investment banks, and supported JPMorgan Chase’s buyout of a faltering Bear Stearns. In addition, regulators decreased the surplus capital requirements of Fannie Mae and Freddie Mac, giving the two government-sponsored enterprises the leeway to buy more mortgage-backed securities. For its part, Congress approved a $168 billion fiscal stimulus package of tax rebates for individuals and tax breaks for businesses.

On the whole, the variety of policy measures appears to be working as intended. They have helped ease investors’ concerns and the performance of equity markets improved in April. The liquidity that the Federal Reserve is providing to broker dealers, in particular, has introduced the concept that the Federal Reserve is prepared to do whatever is necessary to safeguard the capital flow that keeps the financial system functioning. Still, Federal Reserve Chairman Ben Bernanke said recently that it will take “some time” for financial firms to resolve the credit problems and that the situation is still “far from normal.”

Nonetheless, the Federal Reserve indicated that it may pause in its interest rate cuts for the time being, saying that “substantial easing of monetary policy to date, combined with ongoing measures to foster market liquidity, should help to promote moderate growth over time.”

Meanwhile, concerns about the overall economy and the prospect of a serious slowdown persist. The worry is that higher energy and food prices may curb consumer spending, which makes up more than two-thirds of the U.S. economy. The economy began to show signs of slowing in the fourth quarter of calendar 2007, when GDP (gross domestic product) only grew by an annualized rate of 0.6%. That was followed by another modest 0.6% gain in the first quarter of calendar 2008, as consumer spending rose at a tempered 1.0% annualized rate, the smallest quarterly increase since 2001.

Consumers are feeling the pinch of high oil prices, which have risen to record levels above $120 a barrel, as continued strong demand, driven in part by economic growth in China, squeezes supply shortfalls. As a result, gasoline prices have exceeded $4 a gallon. Further, house prices continue to fall and the amount of home foreclosures is rising. The most recent S&P/Case-Shiller Home Price Index showed year-over-year price declines in excess of 12.5%. Some 1.5 million homes went into the foreclosure process in 2007, up 53% from 2006, and Bernanke has noted that it could be even higher this year.

Job losses, too, are weighing on consumer sentiment. After losing 81,000 jobs in March, the economy shed a lower-than-expected 20,000 positions in April. On a three-month moving average basis, job losses in April amounted to 61,000. The unemployment rate dipped to 5.0% from 5.1% in March. At the same time, there was a general slowdown in income growth in April, which is consistent with a weakening economy.

As for the dollar, it remains generally weak relative to other major currencies, but it is providing a boost to the economy through exports. American exports, which are cheaper overseas due to the lower-valued dollar, were up sharply in recent months from a year ago, helping to narrow the trade deficit.

On the inflation front, the latest readings remain fairly contained. The closely watched annual core rate of the Consumer Price Index (CPI) dipped in April to 2.3% from 2.4% in March. On a three-month annualized basis, core CPI was 1.2%, down from 2.3% in March, while the six-month trend was 2.2% in April versus 2.3% in

3

March. Additionally, the core rate of the Personal Consumption Expenditure Price Index, the preferred inflation measure of the Federal Reserve, came in at an annual rate of 2.2% in the first quarter of calendar 2008, compared with 2.5% in the final quarter of 2007.

Looking ahead, it is still unclear what the full effect of the credit crunch will be on the rest of the economy, or how long it will last. Investors remain focused on the Federal Reserve, as policy makers continue to monitor key economic data in assessing the need for monetary stimulus and liquidity. U.S. housing data remain particularly important to see how deeply the slowdown in the sector and delinquencies on subprime mortgages affect consumer confidence, and by extension, consumer spending.

For the six month period, despite a strong rally in April, equities posted negative returns and underperformed the positive returns of bonds, notably Treasury securities which continued to benefit from the economic uncertainty. As always, we thank you for your business. We look forward to helping you manage your money successfully.

David A. Hartman
Managing Director
TD Asset Management USA Inc.

June 20, 2008

Investments in the Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although Money Market Funds seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Funds. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-866-416-4031. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc. For Institutional Investor Use Only

4

TD ASSET MANAGEMENT USA FUNDS INC.
Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2007 through April 30, 2008.)

The table on the following page illustrates your Fund’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

TD ASSET MANAGEMENT USA FUNDS INC.
Disclosure of Fund Expenses (Con’t.) (Unaudited)

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Annualized Expense Ratios 11/1/07 to 4/30/08	Expenses Paid During Period* 11/1/07 to 4/30/08

TDAM Institutional Money Market Fund – Institutional Class

Actual	$1,000.00	$1,018.90	0.20%	$1.00
Hypothetical (5% Return before expenses)	1,000.00	1,023.87	0.20%	1.01

TDAM Institutional Money Market Fund – Institutional Service Class

Actual	1,000.00	1,017.60	0.45%	2.26
Hypothetical (5% Return before expenses)	1,000.00	1,022.63	0.45%	2.26

TDAM Institutional U.S. Government Fund – Institutional Class

Actual	1,000.00	1,017.50	0.13%	0.65
Hypothetical (5% Return before expenses)	1,000.00	1,204.22	0.13%	0.65

TDAM Institutional U.S. Government Fund – Institutional Service Class

Actual	1,000.00	1,016.20	0.38%	1.90
Hypothetical (5% Return before expenses)	1,000.00	1,022.97	0.38%	1.91

TDAM Short-Term Investment Fund

Actual	1,000.00	1,020.80	0.35%	1.76
Hypothetical (5% Return before expenses)	1,000.00	1,023.12	0.35%	1.76

TDAM Short-Term Bond Fund

Actual	1,000.00	1,026.40	0.43%	2.17
Hypothetical (5% Return before expenses)	1,000.00	1,022.73	0.43%	2.16

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

6

TD ASSET MANAGEMENT USA FUNDS INC.
Fund Summaries as of 4/30/08 (Unaudited)

Fund Composition*

All figures are shown as a percentage of the Fund’s investments. All of the Fund’s securities are in the top tier of credit quality.

TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund

Invests in high-quality money market securities.	Invests in securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.**

TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

Invests primarily in investment-grade debt.	Invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment grade debt obligations of banks and corporations.

*	Fund composition is subject to change.

**	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

7

TABLE OF CONTENTS

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	14

TDAM Institutional Money Market Fund Schedule of Investments	19

TDAM Institutional U.S. Government Fund Schedule of Investments	22

TDAM Short-Term Investment Fund Schedule of Investments	24

TDAM Short-Term Bond Fund Schedule of Investments	26

Notes to Schedules of Investments	27

Board’s Consideration of Investment Management Arrangements.	28

Directors and Officers Information	31

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s Web site at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Visit our Web site and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s Web site at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to the Web site and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s Web site at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

8

Statements of Assets and Liabilities
April 30, 2008 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

ASSETS
Cost of investments	$264,850,230	$540,310,946	$21,354,717	$18,714,378

Investments in securities, at value	$190,681,230	$426,204,946	$19,156,740	$18,852,100
Repurchase agreements, at value	74,169,000	114,106,000	2,191,000	84,000
Cash	—	279,633	902	675
Interest receivable	248,415	480,632	82,705	299,162
Due from Investment Manager	—	—	9,602	1,252
Prepaid expenses	4,904	5,355	5,844	5,844

TOTAL ASSETS	265,103,549	541,076,566	21,446,793	19,243,033
LIABILITIES
Payable for securities purchased	—	—	129,970	—
Dividends payable to shareholders	532,765	999,309	25,567	27,298
Payable to Investment Manager and its affiliates (Note 3)	47,604	83,085	—	—
Accrued expenses	43,186	64,739	52,532	85,336
Payable to custodian	3,264	—	—	—

TOTAL LIABILITIES	626,819	1,147,133	208,069	112,634

NET ASSETS	$264,476,730	$539,929,433	$21,238,724	$19,130,399

Net assets consist of:
Paid-in-capital ($.0001 par value common stock,
5 billion, 4 billion, 3 billion and
5 billion shares authorized, respectively)	$264,477,547	$539,926,569	$21,245,584	$18,967,687
Accumulated net realized gains (losses) from
security transactions	(817)	2,864	117	(59,010)
Net unrealized appreciation (depreciation) on
security transactions	—	—	(6,977)	221,722

Net assets, at value	$264,476,730	$539,929,433	$21,238,724	$19,130,399

Institutional Class net asset value, redemption price
and offering price per share (Note 2)	$1.00	1.00	N/A	N/A

	($184,898,148 ÷	($356,296,845 ÷
	184,898,866 shares)	356,295,220 shares)
Institutional Service Class net asset value, redemption
price and offering price per share (Note 2)	$1.00	$1.00	N/A	N/A

	($79,578,582 ÷	($183,632,588 ÷
	79,578,681 shares)	183,631,349 shares)
Net asset value, redemption price and offering price
per share	N/A	N/A	$9.99	$10.07

			($21,238,724 ÷	($19,130,399 ÷
			2,125,579 shares)	1,899,413 shares)

Please see accompanying notes to financial statements.

9

Statements of Operations
For the Six-Month Period ended April 30, 2008 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

INVESTMENT INCOME
Interest income	$3,314,995	$9,678,455	$411,640	$444,745

EXPENSES
Shareholder servicing fees (Note 3)	91,395	238,117	—	—
Investment management fees (Note 3)	88,541	269,991	19,581	23,758
Transfer agent fees (Note 3)	23,126	28,028	19,603	18,421
Directors' fees (Note 4)	7,814	6,783	6,792	6,792
Professional fees	23,441	21,266	23,128	27,111
Custody fees	7,794	9,848	3,730	2,808
Registration fees	7,699	11,729	1,302	1,314
Shareholder reports and mailing	4,629	3,765	5,749	5,457
Other expenses	17,312	11,472	955	314

TOTAL EXPENSES	271,751	600,999	80,840	85,975

Fees waived/expenses reimbursed by the
Investment Manager and its affiliates (Note 3)	(785)	—	(46,313)	(44,922)
Reduction in custody fees due to earnings credits (Note 2)	(1,945)	(1,677)	(191)	(114)

NET EXPENSES	269,021	599,322	34,336	40,939

NET INVESTMENT INCOME	3,045,974	9,079,133	377,304	403,806

NET REALIZED GAINS (LOSSES) FROM
SECURITY TRANSACTIONS	(645)	3,226	117	(55,584)
NET UNREALIZED APPRECIATION
ON INVESTMENTS	—	—	17,861	141,649

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,045,329	$9,082,359	$395,282	$489,871

Please see accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	TDAM Institutional		TDAM Institutional
	Money Market Fund		U.S. Government Fund

		December 18,		December 18,
	Period Ended	2006 * to	Period Ended	2006 * to
	April 30, 2008	October 31,	April 30, 2008	October 31,
	(Unaudited)	2007	(Unaudited)	2007

OPERATIONS:
Net investment income	$3,045,974	$5,627,970	$9,079,133	$20,769,455
Net realized gains (losses) from security transactions	(645)	(172)	3,226	4,795

Net increase in net assets from operations	3,045,329	5,627,798	9,082,359	20,774,250

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(1,810,034)	(2,785,193)	(5,986,715)	(12,631,381)
Institutional Service Class	(1,235,940)	(2,842,777)	(3,092,418)	(8,138,074)

From net realized gain on security transactions
Institutional Class	—	—	(3,301)	—
Institutional Service Class	—	—	(1,856)	—

Total dividends and distributions to shareholders	(3,045,974)	(5,627,970)	(9,084,290)	(20,769,455)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	244,609,527	183,453,935	276,417,577	634,184,217
Shares issued in reinvestment of dividends	—	709,909	3,230	3,225,332
Payments for shares redeemed	(138,072,942)	(105,801,563)	(217,931,283)	(339,603,854)

Net increase in net assets from Institutional Class shares	106,536,585	78,362,281	58,489,524	297,805,695

Institutional Service Class:
Proceeds from shares sold	77,247,526	269,349,714	122,158,522	523,202,604
Shares issued in reinvestment of dividends	—	714,313	1,924	2,357,567
Payments for shares redeemed	(53,098,934)	(214,633,938)	(137,743,347)	(326,345,920)

Net increase (decrease) in net assets from Institutional
Service Class shares	24,148,592	55,430,089	(15,582,901)	199,214,251

Net increase in net assets from capital share transactions	130,685,177	133,792,370	42,906,623	497,019,946

TOTAL INCREASE IN NET ASSETS	130,684,532	133,792,198	42,904,692	497,024,741

NET ASSETS:
Beginning of period	133,792,198	—	497,024,741	—

End of period	$264,476,730	$133,792,198	$539,929,433	$497,024,741

*Commencement of operations

Please see accompanying notes to financial statements.

11

Statements of Changes in Net Assets

	TDAM Short-Term		TDAM
	Investment Fund		Short-Term Bond Fund

		December 18,		December 18,
	Period Ended	2006 * to	Period Ended	2006 * to
	April 30, 2008	October 31,	April 30, 2008	October 31,
	(Unaudited)	2007	(Unaudited)	2007

OPERATIONS:
Net investment income	$377,304	$549,569	$403,806	$549,845
Net realized gains (losses) from security transactions	117	935	(55,584)	(3,426)
Net change in unrealized appreciation (depreciation)
on investments	17,861	(24,838)	141,649	80,073

Net increase in net assets from operations	395,282	525,666	489,871	626,492

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(377,304)	(549,569)	(403,806)	(549,845)
From net realized gain on security transactions	(935)	—	—	—

Total dividends and distributions to shareholders	(378,239)	(549,569)	(403,806)	(549,845)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	6,187,963	17,895,545	706,240	18,218,710
Shares issued in reinvestment of dividends	213,263	449,854	225,275	415,736
Payments for shares redeemed	(2,352,217)	(1,148,824)	(423,098)	(175,176)

Net increase in net assets from capital share transactions	4,049,009	17,196,575	508,417	18,459,270

TOTAL INCREASE IN NET ASSETS	4,066,052	17,172,672	594,482	18,535,917

NET ASSETS:
Beginning of period	17,172,672	—	18,535,917	—

End of period	$21,238,724	$17,172,672	$19,130,399	$18,535,917

CAPITAL SHARES ISSUED AND REDEEMED:
Proceeds from shares sold	614,975	1,794,808	69,700	1,825,038
Shares issued in reinvestment of dividends	25,917	40,468	22,216	41,656
Payments for shares redeemed	(235,577)	(115,012)	(41,591)	(17,606)

Net capital share transactions	405,315	1,720,264	50,325	1,849,088

*Commencement of operations

Please see accompanying notes to financial statements.

12

Financial Highlights
For the Six-Month period ended April 30, 2008 (unaudited) and for the period ended October 31, 2007

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Total Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

TDAM Institutional Money Market Fund[1]
Institutional Class
2008**	$1.00	$0.019	$—		$0.019	$(0.019)	$—		$(0.019)	$1.00	1.89%	$184,898	0.20	%‡	0.20	%‡	3.47	%‡	N/A
2007	$1.00	$0.045	$—		$0.045	$(0.045)	$—		$(0.045)	$1.00	4.57%	$78,362	0.20	%‡	0.25	%‡	5.16	%‡	N/A
Institutional Service Class
2008**	$1.00	$0.017	$—		$0.017	$(0.017)	$—		$(0.017)	$1.00	1.76%	$79,579	0.45	%‡	0.46	%‡	3.37	%‡	N/A
2007	$1.00	$0.043	$—		$0.043	$(0.043)	$—		$(0.043)	$1.00	4.35%	$55,430	0.45	%‡	0.50	%‡	4.91	%‡	N/A
TDAM Institutional U.S. Government Fund[1]
Institutional Class
2008**	$1.00	$0.017	$0.000	*	$0.017	$(0.017)	$(0.000	)*	$(0.017)	$1.00	1.75%	$356,297	0.13	%‡	0.13	%‡	3.43	%‡	N/A
2007	$1.00	$0.044	$—		$0.044	$(0.044)	$—		$(0.044)	$1.00	4.52%	$297,809	0.16	%‡	0.16	%‡	5.10	%‡	N/A
Institutional Service Class
2008**	$1.00	$0.016	$0.000	*	$0.016	$(0.016)	$(0.000	)*	$(0.016)	$1.00	1.62%	$183,633	0.38	%‡	0.38	%‡	3.25	%‡	N/A
2007	$1.00	$0.042	$—		$0.042	$(0.042)	$—		$(0.042)	$1.00	4.30%	$199,216	0.41	%‡	0.41	%‡	4.85	%‡	N/A
TDAM Short-Term Investment Fund[1]
2008**	$9.98	$0.195	$0.011		$0.206	$(0.195)	$(0.001)		$(0.196)	$9.99	2.08%	$21,239	0.35	%‡	0.83	%‡	3.86	%‡	0.00%
2007	$10.00	$0.441	$(0.021)		$0.420	$(0.440)	$—		$(0.440)	$9.98	4.27%	$17,173	0.35	%‡	1.37	%‡	5.09	%‡	0.00%
TDAM Short-Term Bond Fund[1]
2008**	$10.02	$0.214	$0.050		$0.264	$(0.214)	$—		$(0.214)	$10.07	2.64%	$19,130	0.43	%‡	0.91	%‡	4.24	%‡	23.00%
2007	$10.00	$0.411	$0.017		$0.428	$(0.408)	$—		$(0.408)	$10.02	4.37%	$18,536	0.43	%‡	1.60	%‡	4.73	%‡	39.08%

*	Amount represents less than $0.001 per share.

**	For the six month period ended April 30, 2008. All ratios for the period have been annualized.

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Returns for periods of less than one year have not been annualized.

‡	Annualized.

1	Fund commenced operations on December 18, 2006.

2	Based on average shares outstanding at each month end.

Please see accompanying notes to financial statements.

13

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2008
(Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc., (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has nine funds. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund and the Institutional U.S. Government Fund is a diversified investment portfolio, and each of the Short-Term Investment Fund and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each diversified Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each non-diversified Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment grade debt obligations of banks and corporations.

The following lists the authorized shares of each Class of shares for the four Funds:

Authorized Shares

Institutional Money Market Fund — Institutional Class	3 billion
Institutional Money Market Fund — Institutional Service Class	2 billion
Institutional U.S. Government Fund — Institutional Class	2 billion
Institutional U.S. Government Fund — Institutional Service Class	2 billion
Short-Term Investment Fund	3 billion
Short-Term Bond Fund	5 billion

Each of the Funds commenced operations on December 18, 2006.

Note 2 — Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s and the Institutional U.S. Government Fund’s NAV per share is computed as of 5:00 p.m. (Eastern time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. Each of the Short-Term Investment Fund’s and Short-Term Bond Fund’s NAV per share is computed as of the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern time), on days when the NYSE is open for regular trading and the Fed is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

14

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2008
(Unaudited)

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Securities and assets for which market quotations are readily available are valued at current market value for the Short-Term Investment Fund and the Short-Term Bond Fund other than securities with sixty days or less remaining until maturity, which may be valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent a Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

As necessary, each of the Short-Term Investment Fund and Short-Term Bond Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each such Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and adjusted prices. These Funds believe that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

Each of the Institutional Money Market Fund and Institutional U.S. Government Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Fund’s “Investment Manager” and “Administrator”), subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2008
(Unaudited)

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund and the Institutional U.S. Government Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets; with respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets. For the six-month period ended April 30, 2008, the Investment Manager voluntarily waived $785, $46,313 and $44,922 of its investment management fee for the Institutional Money Market Fund, the Short-Term Investment Fund and the Short-Term Bond Fund, respectively.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Funds. The Administrator pays Citi’s fees for providing these services.

TD Bank, N.A. (formerly, TD Banknorth, N.A.), an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Institutional Service Class of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund. The shareholder servicing plan adopted by the Institutional Service Class of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund permits the Institutional Service Class of each such Fund to pay TD Bank, N.A. a monthly fee at an annual rate of up to 0.25 of 1% of its average daily net assets.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly,

2.	a meeting fee of $4,375 for each meeting attended in person,

3.	a meeting fee of $3,000 for each meeting attended by telephone,

4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended, and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the Funds.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than investments in short-term securities, for the period ended April 30, 2008 were as follows for the Short-Term Funds:

	Purchases		Sales & Maturities

Fund	U.S. Gov’t	Other	U.S. Gov’t	Other

Short-Term Investment Fund	$—	$—	$—	$800,000
Short-Term Bond Fund	$5,665,892	$801,447	$1,682,250	$2,437,416

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2008
(Unaudited)

Note 6 — Federal Income Taxes

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions for the fiscal year ended October 31, 2007 for each fund were all ordinary income.

The tax character of distributions for the fiscal year ended October 31, 2008 and the components of net assets on a tax basis as of October 31, 2008 will be determined at the end of the current fiscal year.

As of October 31, 2007, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

					Distributable
	Undistributed	Capital	Unrealized	Other	Earnings
	Ordinary	Loss	Appreciation	Temporary	(Accumulated
	Income	Carryforwards	(Depreciation)	Differences	Loss)

Institutional Money Market Fund	$562,587	$(172)	—	$(562,587)	$(172)
Institutional U.S. Government Fund	2,061,261	—	—	(2,056,466)	4,795
Short-Term Investment Fund	70,384	—	(24,838)	(69,449)	(23,903)
Short-Term Bond Fund	72,477	(3,426)	80,073	(72,477)	76,647

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2007, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

Expires
October 31,
2015

Institutional Money Market Fund	$172
Short-Term Bond Fund	3,426

At April 30, 2008, the cost of investments of the Institutional Money Market Fund and the Institutional U.S. Government Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Short-Term Investment Fund and the Short-Term Bond Fund at April 30, 2008, were as follows:

		Aggregate	Aggregate
		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Short-Term Investment Fund	$21,354,717	$17,828	$(24,805)	$(6,977)
Short-Term Bond Fund	18,714,378	259,974	(38,252)	221,722

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48

17

requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund’s financial statements upon adoption. The Funds’ federal income tax returns are not currently under examination. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Note 7 — New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the financial statements for a fiscal period.

18

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—12.5%
$2,000,000	Beagle Funding LLC, 2.75%, due 6/30/08 (Credit: Metropolitan Life
	Insurance Co.) (Note C)	$1,990,900
2,000,000	Beagle Funding LLC, 2.75%, due 7/1/08 (Credit: Metropolitan Life
	Insurance Co.) (Note C)	1,990,748
1,000,000	Beagle Funding LLC, 2.90%, due 7/28/08 (Credit: Metropolitan Life
	Insurance Co.) (Note C)	992,960
1,521,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 3.17%, due 5/14/08
	(Credit: Bank of America, N.A.) (Note C)	1,519,270
2,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 2.93%, due 5/15/08
	(Credit: Bank of America, N.A.) (Note C)	1,997,729
3,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 2.89%, due 6/13/08
	(Credit: Bank of America, N.A.) (Note C)	2,989,680
1,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, 2.90%, due 7/14/08
	(Credit: Bank of America, N.A.) (Note C)	994,080
1,000,000	Old Line Funding LLC, 2.75%, due 6/16/08 (LIQ: Royal Bank of Canada) (Note C)	996,512
4,000,000	Old Line Funding LLC, 2.77%, due 7/1/08 (LIQ: Royal Bank of Canada) (Note C)	3,981,361
2,000,000	Old Line Funding LLC, 2.74%, due 7/10/08 (LIQ: Royal Bank of Canada) (Note C)	1,989,422
1,500,000	Rabobank Financial, 2.82%, due 5/9/08 (GTY: Rabobank Nederland)	1,499,060
4,500,000	Rabobank Financial, 2.58%, due 6/10/08 (GTY: Rabobank Nederland)	4,487,150
4,000,000	Rabobank Financial, 2.58%, due 7/7/08 (GTY: Rabobank Nederland)	3,980,942
1,500,000	Rabobank Financial, 2.78%, due 7/25/08 (GTY: Rabobank Nederland)	1,490,225
2,000,000	Ticonderoga Funding, LLC, 2.91%, due 5/16/08
	(Credit: Bank of America, N.A.) (Note C)	1,997,583

		32,897,622

	BROKER/DEALER OBLIGATIONS—8.5%
2,000,000	Bear Stearns Co. Inc., 2.78%, due 8/15/08 (Note A)	2,000,318
3,000,000	Bear Stearns Co. Inc., 2.96%, due 8/28/08 (Note A)	3,000,000
4,000,000	Lehman Brothers Holdings, Inc., MTN, 2.95%, due 8/25/08 (Note A)	4,000,504
2,500,000	Lehman Brothers Holdings, Inc., MTN, 2.64%, due 8/27/08 (Note A)	2,500,000
5,000,000	Merrill Lynch & Co., Inc., MTN, 2.85%, due 8/14/08 (Note A)	5,000,604
4,000,000	Morgan Stanley, 2.79%, due 9/3/08 (Note A)	4,001,108
2,000,000	Morgan Stanley, 2.37%, due 9/3/08 (Note A)	2,000,677

		22,503,211

	FINANCE & INSURANCE OBLIGATIONS—9.2%
1,000,000	General Electric Capital Corp., 2.74%, due 5/8/08	999,469
2,500,000	General Electric Capital Corp., 2.92%, due 5/22/08	2,495,771
2,000,000	General Electric Capital Corp., 2.56%, due 7/15/08	1,989,417
2,000,000	General Electric Capital Corp., 2.59%, due 7/16/08	1,989,149
4,000,000	HSBC Finance Corp., 2.95%, due 8/22/08 (Note A)	4,000,296
3,000,000	Irish Life & Permanent PLC, 2.90%, due 8/21/08 (Notes A, C)	3,000,124
2,500,000	Metropolitan Life Global Funding I, 2.79%, due 9/6/08 (Notes A, C)	2,500,427
2,500,000	Metropolitan Life Global Funding I, 2.87%, due 9/24/08 (Notes A, C)	2,500,000
5,000,000	Toyota Motor Credit Corp., MTN, 3.08%, due 9/25/08	4,967,473

		24,442,126

	TOTAL CORPORATE OBLIGATIONS—30.2%	79,842,959

19

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2008 (Unaudited)
PRINCIPAL
AMOUNT		VALUE

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER–8.5%
$5,000,000	Allied Irish Banks, PLC, 2.78%, due 9/18/08 (Note A)	$5,000,000
4,000,000	Bank of Nova Scotia, 2.71%, due 6/11/08	3,987,746
2,000,000	Bank of Nova Scotia, 2.82%, due 7/23/08	1,987,089
2,000,000	BNP Paribas, 2.65%, due 6/27/08	1,991,665
1,500,000	Lloyds TSB Bank PLC, 2.98%, due 5/30/08 (Note A)	1,496,387
2,000,000	Westpac Banking Corp., NY, 2.67%, due 5/27/08 (Note C)	1,996,158
2,000,000	Westpac Banking Corp., NY, 2.66%, due 6/27/08 (Note C)	1,991,640
2,000,000	Westpac Banking Corp., NY, 2.71%, due 7/9/08 (Note C)	1,989,688
2,000,000	Westpac Banking Corp., NY, 2.70%, due 7/10/08 (Note C)	1,989,577

		22,429,950

	BANK NOTES—10.1%
4,600,000	Bank of Scotland PLC, MTN, 2.72%, due 9/8/08 (Note A)	4,600,186
2,500,000	BNP Paribas, MTN, 3.13%, due 8/7/08 (Note A)	2,500,000
2,000,000	Credit Agricole S.A., 2.57%, 7/22/08 (Notes A, C)	2,000,000
2,000,000	Danske Bank, 2.79%, due 9/19/08 (Notes A, C)	2,000,000
4,600,000	Fifth Third Bancorp, 2.91%, 8/22/08 (Notes A, C)	4,600,000
5,000,000	Royal Bank of Canada, 2.78%, due 9/10/08 (Note A)	5,001,310
3,000,000	Svenska Handelsbanken AB, 2.71%, due 9/12/08 (Notes A, C)	3,000,000
1,000,000	Wells Fargo & Co., MTN, 2.88%, due 12/17/08 (Note A)	1,000,000
2,000,000	Westpac Banking Corp., 2.73%, due 9/5/08 (Note A, C)	2,000,023

		26,701,519

	YANKEE BANK CERTIFICATES OF DEPOSIT—8.7%
2,500,000	Banco Bilbao Vizcaya Argentina, S.A., 3.04%, due 5/28/08	2,500,009
1,000,000	Banco Santander, 2.95%, due 5/21/08	1,000,003
1,000,000	Banco Santander, 2.91%, due 6/2/08	1,000,009
2,000,000	Bank of Scotland PLC, 2.97%, 6/5/08	2,000,000
1,500,000	Barclays Bank PLC, 3.00%, due 6/6/08	1,500,000
1,000,000	BNP Paribas, 2.94%, due 5/21/08	1,000,000
1,500,000	Canadian Imperial Bank of Commerce, 2.97%, due 6/9/08	1,500,016
1,000,000	Canadian Imperial Bank of Commerce, 3.01%, due 5/7/08	1,000,002
1,000,000	Chase Bank USA, N.A., 4.70%, 5/6/08	1,000,000
4,500,000	Chase Bank USA, N.A., 2.50%, 7/14/08	4,500,000
1,000,000	Lloyds TSB Bank PLC, 4.79%, due 5/19/08	1,000,005
1,000,000	Royal Bank of Scotland PLC, 3.10%, due 5/7/08	1,000,024
2,000,000	Royal Bank of Scotland PLC, 2.80%, due 6/10/08	2,000,022
2,000,000	UBS AG, 3.02%, due 5/5/08	2,000,000

		23,000,090

	FOREIGN BANK SUPPORTED OBLIGATIONS—14.6%
2,000,000	Calyon North America Inc., 2.66%, due 7/8/08 (GTY: Calyon)	1,990,027
3,000,000	Calyon North America Inc., 2.66%, due 7/15/08 (GTY: Calyon)	2,983,500
3,000,000	CBA (Delaware) Finance, 2.77%, due 7/21/08
	(GTY: Commonwealth Bank of Australia)	2,981,438
3,000,000	CBA (Delaware) Finance, 2.77%, due 7/29/08
	(GTY: Commonwealth Bank of Australia)	2,979,382

20

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2008 (Unaudited)
PRINCIPAL
AMOUNT		VALUE

	FOREIGN BANK SUPPORTED OBLIGATIONS (continued)
$3,600,000	Fortis Funding LLC, 2.77%, 7/17/08 (GTY: Fortis Bank) (Note C)	$3,578,825
2,000,000	Fortis Funding LLC, 2.89%, 7/23/08 (GTY: Fortis Bank) (Note C)	1,986,766
2,000,000	ING (U.S.) Funding LLC, 2.65%, due 7/16/08 (GTY: ING Bank N.V.)	1,988,874
2,000,000	ING (U.S.) Funding LLC, 2.85%, due 7/24/08 (GTY: ING Bank N.V.)	1,986,793
5,000,000	National Australia Funding (Delaware) Inc., 2.45%, due 6/24/08
	(GTY: National Australia Bank)	4,981,775
2,000,000	National Australia Funding (Delaware) Inc., 2.66%, due 7/11/08
	(GTY: National Australia Bank)	1,989,587
3,000,000	National Australia Funding (Delaware) Inc., 2.77%, due 7/17/08
	(GTY: National Australia Bank)	2,982,354
1,000,000	National Australia Funding (Delaware) Inc., 2.77%, due 7/21/08
	(GTY: National Australia Bank)	993,813
1,200,000	Santander Central Hispanic Financial (Delaware) Inc., 3.05%,
	due 5/1/08 (GTY: Banco Satander, S.A.)	1,200,000
1,100,000	Santander Central Hispanic Financial (Delaware) Inc., 3.02%,
	due 5/21/08 (GTY: Banco Satander, S.A.)	1,098,167
2,500,000	Santander Central Hispanic Financial (Delaware) Inc., 3.01%,
	due 5/22/08 (GTY: Banco Satander, S.A.)	2,495,640
2,500,000	UBS Finance (Delaware) Inc., 2.65%, due 6/26/08 (GTY: UBS AG)	2,489,771

		38,706,712

	TOTAL BANK OBLIGATIONS—41.9%	110,838,271

	REPURCHASE AGREEMENTS—28.0%
20,000,000	Bank of America Securities LLC
	• 1.92% dated 4/30/08, due 5/1/08 in the amount of $20,001,067
	• fully collateralized by various U.S. Government obligations, coupon
	range 2.190%-5.300%, maturity range 6/23/09-5/12/20, value $20,402,248	20,000,000
20,000,000	Citigroup Global Markets, Inc.
	• 1.95% dated 4/30/08, due 5/1/08 in the amount of $20,001,088
	• fully collateralized by a $20,454,000 FHLMC, coupon 3.250%,
	maturity 3/10/10, value $20,400,286	20,000,000
20,000,000	Morgan Stanley & Co., Inc.
	• 1.97% dated 4/30/08, due 5/1/08 in the amount of $20,001,094
	• fully collateralized by a $20,090,000 FHLB, coupon 5.050%,
	maturity 11/19/12, value $20,857,734	20,000,000
14,169,000	Deutsche Bank Securities, Inc.
	• 1.97% dated 4/30/08, due 5/1/08 in the amount of $14,169,775
	• fully collateralized by various U.S. Government obligations, coupon
	range 0.000%-0.000%, maturity range 4/15/30-11/15/30, value $14,452,593	14,169,000

		74,169,000

	TOTAL INVESTMENTS (Cost $264,850,230)—100.1%	264,850,230

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1)%	(373,500)

	NET ASSETS—100.0%	$264,476,730

Please see accompanying notes to financial statements.

21

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2008 (Unaudited)
PRINCIPAL
AMOUNT		VALUE

	FANNIE MAE—24.5%
$ 25,000,000	Discount Notes, 2.67%, due 5/7/08	$24,988,958
5,000,000	Discount Notes, 2.20%, due 5/14/08	4,996,046
20,000,000	Discount Notes, 2.07%, due 5/21/08	19,977,111
10,000,000	Discount Notes, 2.14%, due 6/9/08	9,976,925
5,000,000	Discount Notes, 2.09%, due 6/11/08	4,988,156
10,000,000	Discount Notes, 2.08%, due 6/23/08	9,969,525
20,000,000	Discount Notes, 2.10%, due 7/2/08	19,928,011
15,000,000	Discount Notes, 2.11%, due 7/9/08	14,939,625
13,000,000	Discount Notes, 2.04%, due 7/23/08	12,939,156
6,000,000	Mortgage-backed Discount Notes, 4.32%, due 6/2/08	5,977,440
4,000,000	Notes, 4.30%, due 5/5/08	3,999,614

		132,680,567

	FEDERAL FARM CREDIT BANK—1.9%
10,000,000	Notes, 6.00%, due 6/11/08	10,016,101

	FREDDIE MAC—19.7%
10,000,000	Discount Notes, 2.49%, due 5/9/08	9,994,489
25,000,000	Discount Notes, 2.68%, due 5/12/08	24,979,673
10,000,000	Discount Notes, 2.73%, due 5/27/08	9,980,428
1,000,000	Discount Notes, 2.03%, due 5/30/08	998,373
15,000,000	Discount Notes, 2.12%, due 6/13/08	14,962,196
9,050,000	Discount Notes, 1.96%, due 6/16/08	9,027,450
10,000,000	Discount Notes, 2.07%, due 6/30/08	9,965,667
15,000,000	Discount Notes, 2.06%, due 7/14/08	14,936,792
3,539,000	Discount Notes, 2.07%, due 7/21/08	3,522,597
3,000,000	Discount Notes, 2.04%, due 7/28/08	2,985,113
4,789,000	Notes, 3.63%, due 9/15/08	4,777,752

		106,130,530

	FEDERAL HOME LOAN BANK—20.9%
5,000,000	Discount Notes, 2.49%, due 5/5/08	4,998,622
13,914,000	Discount Notes, 2.72%, due 5/16/08	13,898,324
5,000,000	Discount Notes, 2.06%, due 5/28/08	4,992,313
7,000,000	Discount Notes, 2.39%, due 5/30/08	6,986,579
10,000,000	Discount Notes, 2.49%, due 6/4/08	9,976,672
7,000,000	Discount Notes, 2.38%, due 6/6/08	6,983,410
7,000,000	Discount Notes, 2.25%, due 6/11/08	6,982,142
15,000,000	Discount Notes, 2.07%, due 6/17/08	14,959,659
5,000,000	Discount Notes, 1.76%, due 6/18/08	4,988,333
5,000,000	Discount Notes, 2.06%, due 6/25/08	4,984,340
5,000,000	Discount Notes, 2.05%, due 6/27/08	4,983,850
5,000,000	Discount Notes, 2.06%, due 6/30/08	4,982,917
18,000,000	Notes, 2.95%, due 2/18/09 (Note A)	18,002,950
5,000,000	Notes, 2.95%, due 2/23/09 (Note A)	5,000,000

		112,720,111

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2008 (Unaudited)
PRINCIPAL
AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—12.0%
$ 15,000,000	U.S. Treasury Bills, 3.44%, due 6/26/08	$14,921,017
25,000,000	U.S. Treasury Bills, 2.16%, due 7/24/08	24,875,458
15,000,000	U.S. Treasury Bills, 1.58%, due 9/11/08	14,913,273
10,000,000	U.S. Treasury Bills, 1.35%, due 9/18/08	9,947,889

		64,657,637

	REPURCHASE AGREEMENTS—21.1%
30,000,000	Bank of America Securities LLC
	• 1.92% dated 4/30/08, due 5/1/08 in the amount of $30,001,600
	• fully collateralized by a $30,715,000 FHLB, coupon 2.190%,
	maturity 1/28/09, value $30,603,556	30,000,000
30,000,000	Citigroup Global Markets, Inc.
	• 1.95% dated 4/30/08, due 5/1/08 in the amount of $30,001,625
	• fully collateralized by a $30,681,000 FHLMC, coupon 3.250%,
	maturity 3/10/10, value $30,600,428	30,000,000
24,106,000	Deutsche Bank Securities, Inc.
	• 1.97% dated 4/30/08, due 5/1/08 in the amount of $24,107,319
	• fully collateralized by various U.S. Government obligations, coupon
	range 0.000%-5.270%, maturity range 10/26/11-7/15/27, value $24,588,465	24,106,000
30,000,000	Morgan Stanley & Co., Inc.
	• 1.97% dated 4/30/08, due 5/1/08 in the amount of $30,001,642
	• fully collateralized by a $30,130,000 FHLB, coupon 5.050%,
	maturity 11/19/12, value $31,281,410	30,000,000

		114,106,000

	TOTAL INVESTMENTS (Cost $540,310,496)—100.1%	540,310,946

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1)%	(381,513)

	NET ASSETS—100.0%	$539,929,433

Please see accompanying notes to financial statements.

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
April 30, 2008 (Unaudited)
PRINCIPAL		COUPON	MARKET
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANK OBLIGATIONS—7.8%
$ 100,000	Bank of America, N.A., due 8/15/08	3.25	$100,006
400,000	Fifth Third Bancorp, due 8/22/08 (Notes A, C)	2.91	399,154
100,000	FleetBoston Financial Corp., due 12/1/09	7.38	104,659
400,000	Bank of Scotland PLC, MTN, due 9/8/08 (Notes A, C)	2.72	399,760
400,000	Irish Life & Permanent PLC, due 8/21/08 (Notes A, C)	2.90	398,656
250,000	Wells Fargo, due 8/15/08	4.00	249,954

			1,652,189

	BANK LOAN—0.9%
200,000	ILH LLC, Ser. 2005, 11/1/35 (Note A)	3.20	200,000

	FINANCIALS—30.1%
100,000	Bear Stearns, due 7/2/08	2.88	99,647
500,000	Bear Stearns, MTN, Ser. B, due 1/30/09 (Note A)	5.28	493,753
100,000	CIT Group Inc., due 10/15/08	5.88	96,680
250,000	CIT Group Inc., MTN, due 5/23/08 (Note A)	3.30	247,929
200,000	Capital One Financial, Ser. POWR, due 8/1/08	7.13	200,658
500,000	Caterpillar Financial, due 11/15/08	5.00	501,669
700,000	Goldman Sachs Group, MTN, Ser. B, due 12/22/08 (Note A)	2.69	695,191
593,000	HSBC Finance Corp., due 11/15/08	6.50	598,501
500,000	International Leasing Finance Corp., MTN, Ser. Q, due 6/2/08	4.63	499,954
150,000	JPMorgan Chase Co., due 5/1/08	3.63	150,000
400,000	Lehman Brothers Co., MTN, due 10/22/08 (Note A)	3.00	398,715
500,000	Merrill Lynch & Co., MTN, due 10/27/08 (Note A)	4.83	501,403
500,000	Met Life Global Funding, due 8/6/08 (Note A, C)	2.79	499,866
400,000	Morgan Stanley, due 9/6/08 (Note A)	2.79	399,240
500,000	Pitney Bowes Corp., due 8/15/08	5.75	503,200
500,000	US Bancorp., due 8/15/08	4.40	501,078

			6,387,484

	INDUSTRIALS—3.5%
100,000	Comcast of Delaware LLC, due 9/1/08	9.00	101,063
550,000	Diageo Capital PLC, due 11/10/08, MTN (Note A)	3.20	548,399
100,000	Kraft Foods Inc., due 10/1/08	4.00	99,861

			749,323

	TRANSPORTATION SERVICES—0.5%
100,000	FedEx Corp., due 8/15/09	5.50	101,307

	TOTAL CORPORATE OBLIGATIONS—42.8%		9,090,303

	COMMERCIAL PAPER

	ASSET BACKED—5.6%
384,000	Old Line Funding LLC, due 5/2/08 (LIQ: Royal Bank of Canada) (Note C)	3.17	383,966
300,000	Old Line Funding LLC, due 5/9/08 (LIQ: Royal Bank of Canada) (Note C)	3.17	299,790
500,000	Rabobank Financial, due 6/10/08 (GTY: Rabobank Nederland)	2.58	498,424

			1,182,180

24

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2008 (Unaudited)
PRINCIPAL		COUPON	MARKET
AMOUNT		RATE(%)	VALUE

	BANK—2.3
$ 500,000	Westpac Banking Corp., NY, due 6/27/08 (Note C)	2.66	$497,910

	FOREIGN DOMESTIC BANK SUPPORTED OBLIGATIONS—8.2%
400,000	Fortis Funding LLC, 7/17/08 (GTY: Fortis Bank) (Note C)	2.77	397,647
600,000	Santander Central Hispanic Financial, due 5/1/08
	(GTY: Banco Santander, S.A.)	3.07	600,000
263,000	UBS Finance (Delaware) Inc., due 6/3/08 (GTY: UBS AG) (Note C)	4.97	261,831
500,000	UBS Finance (Delaware) Inc., due 7/1/08 (GTY: UBS AG) (Note C)	4.85	495,996

			1,755,474

	FINANCE AND INSURANCE OBLIGATIONS—3.5%
750,000	General Electric Capital Corp., due 10/31/08 (Note C)	2.79	739,592

	TOTAL COMMERCIAL PAPER—19.6%		4,175,156

	BANKERS ACCEPTANCE NOTE—1.7%
355,000	JPMorgan Chase, due 8/11/08	2.84	352,184

	MUNICIPAL OBLIGATION—1.4%
300,000	Warren County IDA, Tax. Stupps Bros., Ser. B-2, Revenue Bonds,
	due 12/1/18 (LOC: Bank of America, N.A.) (Notes A, D)	2.94	300,000

	U.S. TREASURY OBLIGATIONS—22.3%
750,000	U.S. Treasury Bills, due 6/12/08 (Note B)	3.20	748,893
750,000	U.S. Treasury Bills, due 7/10/08 (Note B)	3.02	748,104
750,000	U.S. Treasury Bills, due 7/24/08 (Note B)	2.16	747,690
750,000	U.S. Treasury Bills, due 9/4/08 (Note B)	1.71	746,234
500,000	U.S. Treasury Bills, due 9/11/08 (Note B)	1.58	497,396
750,000	U.S. Treasury Bills, due 9/18/08 (Note B)	1.35	745,786
500,000	U.S. Treasury Note, due 8/31/08	2.66	505,391

			4,739,494

	YANKEE CERTIFICATE OF DEPOSIT—2.4%
500,000	Chase Bank N.A., due 7/14/08	2.50	499,603

	REPURCHASE AGREEMENT—10.3%
2,191,000	Deutsche Bank Securities, Inc.
	• 1.97% dated 4/30/08, due 5/1/08 in the amount of $2,191,120
	• fully collateralized by various U.S. Government obligations,
	coupon range 0.000%-3.800%, maturity range 10/27/08-9/26/12,
	value $2,235,702	1.97	2,191,000

	TOTAL INVESTMENTS (Cost $21,354,717)—100.5%		21,347,740

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.5)%		(109,016)

	NET ASSETS—100.0%		$21,238,724

Please see accompanying notes to financial statements.

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANK OBLIGATIONS—10.9%
$ 625,000	Centura Bank, Ser. BKNT, due 3/15/09	6.50	$639,453
400,000	Deutsche Bank Financial, due 4/25/09	7.50	411,420
400,000	FleetBoston Financial Corp., due 12/1/09	7.38	418,635
300,000	Greenpoint Financial Corp., due 6/6/08	3.20	299,438
300,000	Santander Central Hispano Issuances LTD, due 9/14/10	7.63	324,540

			2,093,486

	FINANCIALS—28.1%
400,000	American General Finance, MTN, Ser. G, due 9/1/09	5.38	400,640
320,000	Caterpillar Financial Services Corp., MTN, Ser. F, due 3/4/09	4.35	322,240
400,000	CIT Group Inc., due 10/15/08	5.88	386,720
425,000	Duke Realty Corp., due 1/15/10	5.25	424,016
500,000	Goldman Sachs Group LP, due 6/15/10	4.50	499,679
500,000	HSBC Financial Corp., Ser. NOTZ, due 9/15/09	6.30	511,787
250,000	International Lease Finance Corp., MTN, Ser. O, due 11/1/09	4.38	245,886
280,000	JPMorgan Chase & Co., due 6/15/09	7.13	286,563
500,000	Merrill Lynch & Co Inc., MTN, Ser. C, due 2/8/10	4.25	488,819
775,000	Morgan Stanley, due 1/15/10	4.00	767,171
500,000	Pitney Bowes Credit Corp., due 9/15/09	8.55	526,238
500,000	Textron Financial Corp. due 11/1/10	5.13	511,872

			5,371,631

	INDUSTRIALS—15.7%
750,000	Arden Realty LP, due 11/15/10	8.50	823,052
240,000	Caterpillar Inc., due 9/15/09	7.25	250,506
400,000	Comcast of Delaware LLC, due 9/1/08	9.00	404,252
500,000	Deere & Co., due 5/15/10	7.85	540,476
650,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	680,432
300,000	Time Warner, Inc., due 9/1/08	7.25	302,279

			3,000,997

	TRANSPORTATION SERVICES—1.1%
200,000	FedEx Corp., due 8/15/09	5.50	202,614

	UTILITIES—0.7%
130,000	Duke Energy Indiana, MBIA, due 7/15/09	8.00	135,570

	TOTAL CORPORATE OBLIGATIONS—56.5%		10,804,298

	MUNICIPAL OBLIGATIONS—7.5%
625,000	New Jersey State Economic Development Authority, Ser. E, due 4/1/09	5.00	631,188
810,000	New York State Urban Development Corp., due 12/15/10	4.22	809,174

			1,440,362

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2008 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS—8.8%
$ 300,000	Fannie Mae, due 6/30/10	3.27	$302,809
500,000	Federal Home Loan Bank, due 11/13/09	6.50	526,580
500,000	Federal Home Loan Bank, due 2/9/10	4.30	512,546
300,000	Federal Home Loan Bank, due 11/15/11	5.63	324,175

			1,666,110

	U.S. TREASURY OBLIGATIONS—25.8%
1,475,000	U.S. Treasury Note, due 5/15/10	4.50	1,542,759
1,850,000	U.S. Treasury Note, due 12/15/10	4.38	1,946,257
1,000,000	U.S. Treasury Note, due 1/15/11	4.25	1,051,328
375,000	U.S. Treasury Note, due 4/30/11	4.88	400,986

			4,941,330

	REPURCHASE AGREEMENT—0.4%
84,000	Deutsche Bank Securities Inc.
	• 1.97% dated 4/30/08, due 5/1/08 in the amount of $84,005
	• fully collateralized by a $ 87,171 FHLMC coupon 5.00%,
	maturity 3/1/38, value $85,681	1.97	84,000

	TOTAL INVESTMENTS (Cost $18,714,378)—99.0%		18,936,100

	OTHER ASSETS AND LIABILITIES, NET—1.0%		194,299

	NET ASSETS—100.0%		$19,130,399

Notes to Schedules of Investments — April 30, 2008
(Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2008. Dates shown represent the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2008, these securities amounted to $56,573,473 or 21.4% of net assets of the Institutional Money Market Fund and $4,774,168 or 22.5% of net assets of the Short-Term Investment Fund. These securities have been deemed liquid by the Board of Directors.

(D)	Security may be called at issuer’s option prior to maturity.

Description of Abbreviations
April 30, 2008 (Unaudited)

CP	Commercial Paper
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GTY	Guarantee
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTN	Medium Term Note
MBIA	Municipal Bond Investors Assurance

Please see accompanying notes to financial statements.

27

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2008
(Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Company (the “Independent Directors”), met to consider approval of the continuance of the Investment Management Agreement between the Company, on behalf of each Fund, and TD Asset Management USA Inc. (“TDAM USA”) at a meeting held on March 25, 2008. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each of the Institutional Money Market Fund — Institutional Class, Institutional Money Market Fund — Institutional Service Class, Institutional U.S. Government Fund — Institutional Class, Institutional U.S. Government Fund — Institutional Service Class, Short-Term Investment Fund and Short-Term Bond Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund or class, where applicable, compared to a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Fund, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information about the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel, independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2007 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager. The Board also reviewed fees and expense ratios of a group of comparable funds selected by the Investment Manager.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for the fiscal year ended October 31, 2007:

  the Institutional Money Market Fund’s management fee rate (before and after waivers & reimbursements) was below the median management fee rate of its peer group; the Institutional Money Market Fund – Institutional Class’ total expense ratio was below the median total expense ratio of its peer group; and the Institutional Money Market Fund – Institutional Service Class’ total expense ratio was above the median total expense ratio of its peer group.

  the Institutional U.S. Government Fund’s management fee rate before any fee waivers and expense reimbursements, was below the median management fee rate of its peer group and its management fee rate, after fee waivers and expense reimbursements, was equal to the median management fee rate of its peer group; the Institutional U.S. Government Fund – Institutional Class’ total expense ratio was below the median total expense ratio of its peer group; and the Institutional U.S. Government Fund – Institutional Service Class’ total expense ratio was above the median total expense ratio of its peer group.

  the Short-Term Investment Fund’s management fee rate (before and after waivers & reimbursements) was below the median management fee rate of its peer group and its total expense ratio was above the median total expense ratio of its peer group.

28

  the Short-Term Bond Fund’s management fee rate (before and after waivers & reimbursements) and total expense ratio were below the median management fee rate and total expense ratio of its peer group respectively.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager has served as adviser to The Toronto-Dominion Bank.

On the basis of the factors considered and information presented, the Board determined that the fee rates were reasonable.

Nature, Quality and Extent of Services Performed by TDAM USA and its Affiliates

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors of the Company (and the other funds previously advised by the Investment Manager), including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Funds and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund or class (where applicable), as well as the performance of a group of comparable funds selected by the Investment Manager and Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund as well as a group of comparable funds selected by the Investment Manager.

The Board concluded that the investment performance generated by the Investment Manager was satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to the management of the Company. The Board was presented with a report prepared by management and independent consultants reviewing the Investment Manager’s profitability. On the basis of the consultants’ report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed by the independent consultants was reasonably based. The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profit was not unreasonable in light of the services provided to the Company.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Company, whether the Company had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

29

The Board noted that the Investment Manager’s advisory fee rate for each of the Institutional Money Market Fund and Institutional U.S. Government Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each such Fund grows. The breakpoints largely correspond with the asset levels at which the Investment Manager indicated it anticipated that it would experience economies of scale. The Board concluded that potential economies of scale would be passed on to the shareholders in the form of breakpoints to the advisory fee rate. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Funds, including for administrative, shareholder services and transfer agency services. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds, such as those noted above, were reasonable.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund to approve the continuance of the Investment Management Agreement.

30

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Customer Service, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031.

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Company Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple	9	None
		12/12/95	Foundation since February 2007; Chairman
c/o TD Asset Management USA Inc.			of CheckSpring Community Corporation
31 West 52nd Street			from 2004 through June 2007; Chief
New York, NY 10019			Executive Officer of American Red Cross
(Nassau County Chapter) from June 2003
Age 65			through 2004; Chief Operating Officer of
National Center for Disability Services in
2002; President of Teamwork Management,
Inc. from 1996 through 2001; Trustee of The
Shannon McCormack Foundation since 1988,
The Kevin Scott Dalrymple Foundation since
1993; Director of Dime Bancorp, Inc. from
1990 through January 2002; Director of the
Council of Independent Colleges since 2000.

PETER B.M. EBY	Director	Since	Retired.	9	Director of Leon’s
		6/6/02			Furniture Limited
c/o TD Asset Management USA Inc.					since May 1977;
31 West 52nd Street					Director of Sixty-
New York, NY 10019					Split Corp. since
March 2001;
Age 70					Director of
George Weston
Limited since May
2000; and Director
of RSplit II Corp.
since April 2004.

LAWRENCE J. TOAL	Director	Since	Vice Chairman of the Board of Trustees for	9	None
		12/12/95	Big Brothers/Big Sisters of New York City
c/o TD Asset Management USA Inc.			since 2000; Chairman of the Board of
31 West 52nd Street			Trustees of the Healthcare Chaplaincy since
New York, NY 10019			1990; Chairman, President and Chief
Executive Officer of Dime Bancorp, Inc.
Age 71			from January 1997 through June 2000 and
President, and Chief Executive Officer of
Dime Bancorp, Inc. from July 2000 through
February 2002 and Chief Executive Officer
of The Dime Savings Bank of New York,
FSB from January 1997 to February 2002.

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant,	9	None
	and	12/12/95	rendering investment management, tax
c/o TD Asset Management USA Inc.	Director		and estate planning services to individual
31 West 52nd Street			clients, and strategic planning advice to
New York, NY 10019			corporate clients since 1989.

Age 76

31

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

DAVID A. HARTMAN	President and Chief	Since 3/22/07	Since January 2006, Managing Director
	Executive Officer		of the Investment Manager, from
c/o TD Asset Management USA Inc.			October 1995 to December 2005, Chief
31 West 52nd Street			Investment Officer and Senior Vice
New York, NY 10019			President of the Investment Manager.

Age 61

CHRISTOPHER SALFI	Treasurer and Chief	Since 3/6/03	Since June 2003, Senior Director of
	Financial Officer		Administration of SEI Investments; from
c/o SEI Investments			January 1998 to June 2003, Fund
One Freedom Valley Drive			Accounting Director of SEI Investments.
Oaks, PA 19456

Age 43

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04 and	Since January 2006, Managing Director,
	Officer, Vice	11/2/99	and since June 2004, Chief Compliance
c/o TD Asset Management USA Inc.	President, and		Officer, of the Investment Manager;
31 West 52nd Street	Assistant Secretary		Senior Vice President of TD Asset
New York, NY 10019			Management USA Inc. (from August
1996 to December 2005) and TD
Age 48			Waterhouse Investor Services, Inc. from
June 1997 to December 2005.

ERIC KLEINSCHMIDT	Assistant Treasurer	Since 3/25/08	Since November 2004, Fund Accounting
Director of SEI Investments; from July
c/o SEI Investments			1999 to November 2004, Fund
One Freedom Valley Drive			Accounting Manager of SEI Investments.
Oaks, PA 19456

Age 40

DAVID FAHERTY	Secretary	Since 3/25/08	Since June 2007, employee of Citi Fund
Services Ohio, Inc.; from August 2006
c/o Citi Fund Services Ohio, Inc.			through June 2007, employee of
100 Summer Street, Suite 1500			Investors Bank & Trust Company; from
Boston, MA 02110			January 2005 through September 2005,
employee of FDIC; from September
Age 38			1998 through January 2001, employee
of IKON Office Solutions, Inc.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2008.
†††	Mr. Staudter is considered an “interested person” of the Company under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.

32

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Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

        (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

        (a)(3) Not applicable.

        (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/	David A. Hartman, President

David A. Hartman, President

Date	June 27, 2008

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	David A. Hartman, President

David A. Hartman, President

Date	June 27, 2008

By (Signature and Title)*	/s/	Christopher Salfi, Treasurer

Christopher Salfi, Treasurer

Date	June 27, 2008

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, David A. Hartman, certify that:

1.	I have reviewed this report on Form N-CSR of TD Asset Management USA Funds Inc. (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

	a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 27, 2008 Date	/s/ David A. Hartman David A. Hartman President

CERTIFICATIONS

I, Christopher Salfi, certify that:

1.	I have reviewed this report on Form N-CSR of TD Asset Management USA Funds Inc. (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

	a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 27, 2008 Date	/s/ Christopher Salfi Christopher Salfi Treasurer

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. § 1350, and accompanies the report on Form N-CSR for the period ended April 30, 2008 of TD Asset Management USA Funds Inc. (the “Registrant”).

I, David A. Hartman, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge:

1.	the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date: June 27, 2008

/s/ David A. Hartman
David A. Hartman
President

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. § 1350, and accompanies the report on Form N-CSR for the period ended April 30, 2008 of TD Asset Management USA Funds Inc. (the “Registrant”).

I, Christopher Salfi, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge:

1.	the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date: June 27, 2008

/s/ Christopher Salfi
Christopher Salfi
Treasurer

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.